Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	Danaos Corp
Entity Central Index Key	0001369241
Document Type	6-K
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 47,218	$ 51,362
Restricted cash	2,820	2,909
Accounts receivable, net	5,439	4,176
Inventories	16,587	16,187
Prepaid expenses	302	1,311
Due from related parties		9,128
Other current assets	6,399	8,218
Total current assets	78,765	93,291
Fixed assets, net	4,192,651	3,241,951
Advances for vessels under construction		524,286
Deferred charges, net	94,767	99,711
Restricted cash	430
Other non-current assets	33,541	28,865
Total non-current assets	4,321,389	3,894,813
Total assets	4,400,154	3,988,104
CURRENT LIABILITIES
Accounts payable	19,251	15,144
Accrued liabilities	39,327	36,117
Current portion of long-term debt	70,461	41,959
Current portion of vendor financing	39,551	10,857
Due to related parties	28,869
Unearned revenue	8,147	6,993
Other current liabilities	113,514	120,623
Total current liabilities	319,120	231,693
LONG-TERM LIABILITIES
Long-term debt, net of current portion	3,171,506	2,960,288
Vendor financing, net of current portion	150,449	54,288
Other long-term liabilities	265,048	299,300
Total long-term liabilities	3,587,003	3,313,876
Total liabilities	3,906,123	3,545,569
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $0.01, 100,000,000 preferred shares authorized and not issued as of June 30, 2012 and December 31, 2011)
Common stock (par value $0.01, 750,000,000 common shares authorized. 109,604,040 issued and outstanding as of June 30, 2012. 109,563,799 issued and outstanding as of December 31, 2011)	1,096	1,096
Additional paid-in capital	545,915	545,884
Accumulated other comprehensive loss	(422,948)	(456,105)
Retained earnings	369,968	351,660
Total stockholders' equity	494,031	442,535
Total liabilities and stockholders' equity	$ 4,400,154	$ 3,988,104

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
CONDENSED CONSOLIDATED BALANCE SHEETS
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	109,604,040	109,563,799
Common stock, shares outstanding	109,604,040	109,563,799

CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
OPERATING REVENUES	$ 146,657	$ 114,764	$ 280,894	$ 213,753
OPERATING EXPENSES
Voyage expenses	(3,366)	(2,057)	(6,256)	(4,275)
Vessel operating expenses	(31,392)	(29,325)	(61,487)	(55,927)
Depreciation	(35,226)	(26,005)	(66,907)	(48,441)
Amortization of deferred drydocking and special survey costs	(1,412)	(1,750)	(2,614)	(3,280)
General and administration expenses	(5,247)	(4,716)	(10,084)	(9,345)
Gain on sale of vessel	830		830
Income From Operations	70,844	50,911	134,376	92,485
OTHER INCOME (EXPENSE)
Interest income	401	293	754	646
Interest expense	(21,460)	(12,963)	(39,850)	(24,811)
Other finance costs	(4,102)	(2,899)	(7,959)	(7,326)
Other income (expense), net	280	(179)	476	(2,099)
Unrealized and realized losses on derivatives	(36,997)	(35,394)	(69,489)	(53,683)
Total Other Income (Expenses), net	(61,878)	(51,142)	(116,068)	(87,273)
Net Income/(Loss)	8,966	(231)	18,308	5,212
Other Comprehensive Income/(Loss)
Change in fair value of financial instruments	23,415	(25,349)	40,536	14,960
Deferred realized losses on cash flow hedges amortized over the life of the newbuildings, net of amortization	(1,346)	(7,662)	(5,536)	(17,345)
Reclassification of unrealized losses to earnings	(318)	(4,478)	(1,843)	(12,222)
Total Other Comprehensive Income/(Loss)	21,751	(37,489)	33,157	(14,607)
Comprehensive Income/(Loss)	$ 30,717	$ (37,720)	$ 51,465	$ (9,395)
EARNINGS PER SHARE
Basic and diluted net income/(loss) per share (in dollars per share)	$ 0.08	$ 0	$ 0.17	$ 0.05
Basic and diluted weighted average number of common shares (in shares)	109,611	108,975	109,608	108,794

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash Flows from Operating Activities
Net income	$ 18,308	$ 5,212
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	66,907	48,441
Amortization of deferred drydocking and special survey costs	2,614	3,280
Amortization of finance and other costs	6,630	3,536
Exit fee accrued on debt	913	742
Stock based compensation	31	47
Payments for drydocking/special survey	(4,158)	(7,050)
Gain on sale of vessel	(830)
Change in fair value of warrants		2,253
Amortization of deferred realized losses on interest rate swaps	1,499	587
Unrealized (gain)/loss on derivatives	(4,556)	(7,066)
Realized losses on cash flow hedges deferred in Other Comprehensive Loss	(7,035)	(17,931)
(Increase)/Decrease in
Accounts receivable	(1,263)	(962)
Inventories	(400)	(2,300)
Prepaid expenses	1,009	437
Due from related parties		807
Other assets, current and long-term	(3,287)	(9,809)
Increase/(Decrease) in
Accounts payable	4,107	2,583
Accrued liabilities	5,215	(13,333)
Due to related parties	37,997
Unearned revenue, current and long term	1,154	(2,953)
Other liabilities, current and long-term	1,307	91
Net Cash provided by Operating Activities	126,162	6,612
Cash Flows from Investing Activities
Vessels under construction and vessels additions	(375,277)	(302,639)
Net proceeds from sale of vessel	5,636
Net Cash used in Investing Activities	(369,641)	(302,639)
Cash Flows from Financing Activities
Proceeds from long-term debt	266,920	227,686
Payments of long-term debt	(27,144)	(34,559)
Deferred finance costs	(100)	(30,217)
Increase of restricted cash	(341)	(1)
Net Cash provided by Financing Activities	239,335	162,909
Net Decrease in Cash and Cash Equivalents	(4,144)	(133,118)
Cash and Cash Equivalents at beginning of period	51,362	229,835
Cash and Cash Equivalents at end of period	47,218	96,717
Supplementary Cash Flow information
Non-cash capitalized interest on vessels under construction		1,677
Non-cash other predelivery expenses on vessels under construction		977
Non-cash deferred financing fees	42	56,476
Final installment for delivered vessels financed under Vendor Financing arrangement	$ 124,855	$ 65,145

Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2012
Basis of Presentation and General Information
Basis of Presentation and General Information

1       Basis of Presentation and General Information

The accompanying condensed consolidated financial statements (unaudited) have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The reporting and functional currency of the Company is the United States Dollar.

Danaos Corporation (“Danaos”), formerly Danaos Holdings Limited, was formed on December 7, 1998 under the laws of Liberia and is presently the sole owner of all outstanding shares of the companies listed below. Danaos Holdings Limited was redomiciled in the Marshall Islands on October 7, 2005. In connection with the redomiciliation, the Company changed its name to Danaos Corporation. On October 14, 2005, the Company filed and the Marshall Islands accepted Amended and Restated Articles of Incorporation. The authorized capital stock of Danaos Corporation is 750,000,000 shares of common stock with a par value of $0.01 and 100,000,000 shares of preferred stock with a par value of $0.01. Refer to Note 13, Stockholders’ Equity.

In the opinion of management, the accompanying condensed consolidated financial statements (unaudited) of Danaos and subsidiaries contain all adjustments necessary to present fairly, in all material respects, the Company’s consolidated financial position as of June 30, 2012, the consolidated results of operations for the three and six months ended June 30, 2012 and 2011 and the consolidated cash flows for the six months ended June 30, 2012 and 2011. All such adjustments are deemed to be of a normal, recurring nature. These financial statements should be read in conjunction with the consolidated financial statements and related notes included in Danaos’ Annual Report on Form 20-F for the year ended December 31, 2011. The results of operations for the three and six months ended June 30, 2012, are not necessarily indicative of the results to be expected for the full year.

The year-end condensed consolidated balance sheet data was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States of America.

The Company’s principal business is the acquisition and operation of vessels. Danaos conducts its operations through the vessel owning companies whose principal activity is the ownership and operation of containerships that are under the exclusive management of a related party of the Company.

The accompanying condensed consolidated financial statements (unaudited) represent the consolidation of the accounts of the Company and its wholly owned subsidiaries. The subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are de-consolidated from the date that control ceases. Inter-company transaction balances and unrealized gains on transactions between the companies are eliminated.

The Company also consolidates entities that are determined to be variable interest entities as defined in the authoritative guidance under U.S. GAAP. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

The condensed consolidated financial statements (unaudited) have been prepared to reflect the consolidation of the companies listed below. The historical balance sheets and results of operations of the companies listed below have been reflected in the consolidated balance sheets and consolidated statements of income, cash flows and stockholders’ equity at and for each period since their respective incorporation dates.

The consolidated companies are referred to as “Danaos,” or “the Company.”

As of June 30, 2012, Danaos included the vessel owning (including vessels under contract and/or construction) companies (the “Danaos Subsidiaries”) listed below. All vessels are container vessels:

Company	Date of Incorporation	Vessel Name	Year Built	TEU
Seasenator Shipping Ltd.	June 11, 1996	Honour	1989	3,908
Seacaravel Shipping Ltd.	June 11, 1996	Hope	1989	3,908
Appleton Navigation S.A.	May 12, 1998	Komodo	1991	2,917
Geoffrey Shipholding Ltd.	September 22, 1997	Kalamata	1991	2,917
Lacey Navigation Inc.	March 5, 1998	Elbe	1991	2,917
Saratoga Trading S.A.	May 8, 1998	SCI Pride	1988	3,129
Tyron Enterprises S.A.	January 26, 1999	Henry	1986	3,039
Independence Navigation Inc.	October 9, 2002	Independence	1986	3,045
Victory Shipholding Inc.	October 9, 2002	Lotus	1988	3,098
Duke Marine Inc.	April 14, 2003	Hyundai Duke	1992	4,651
Commodore Marine Inc.	April 14, 2003	Hyundai Commodore	1992	4,651
Containers Services Inc.	May 30, 2002	Deva	2004	4,253
Containers Lines Inc.	May 30, 2002	Derby D	2004	4,253
Oceanew Shipping Ltd.	January 14, 2002	CSCL Europe	2004	8,468
Oceanprize Navigation Ltd.	January 21, 2003	CSCL America	2004	8,468
Federal Marine Inc.	February 14, 2006	Hyundai Federal	1994	4,651
Karlita Shipping Co. Ltd.	February 27, 2003	CSCL Pusan	2006	9,580
Ramona Marine Co. Ltd.	February 27, 2003	CSCL Le Havre	2006	9,580
Boxcarrier (No. 6) Corp.	June 27, 2006	Marathonas	1991	4,814
Boxcarrier (No. 7) Corp.	June 27, 2006	Messologi	1991	4,814
Boxcarrier (No. 8) Corp.	November 16, 2006	Mytilini	1991	4,814
Auckland Marine Inc.	January 27, 2005	SNL Colombo	2004	4,300
Seacarriers Services Inc.	June 28, 2005	YM Seattle	2007	4,253
Speedcarrier (No. 1) Corp.	June 28, 2007	Hyundai Vladivostok	1997	2,200
Speedcarrier (No. 2) Corp.	June 28, 2007	Hyundai Advance	1997	2,200
Speedcarrier (No. 3) Corp.	June 28, 2007	Hyundai Stride	1997	2,200
Speedcarrier (No. 5) Corp.	June 28, 2007	Hyundai Future	1997	2,200
Speedcarrier (No. 4) Corp.	June 28, 2007	Hyundai Sprinter	1997	2,200
Wellington Marine Inc.	January 27, 2005	YM Singapore	2004	4,300
Seacarriers Lines Inc.	June 28, 2005	YM Vancouver	2007	4,253
Speedcarrier (No. 7) Corp.	December 6, 2007	Hyundai Highway	1998	2,200
Speedcarrier (No. 6) Corp.	December 6, 2007	Hyundai Progress	1998	2,200
Speedcarrier (No. 8) Corp.	December 6, 2007	Hyundai Bridge	1998	2,200
Bayview Shipping Inc.	March 22, 2006	Zim Rio Grande	2008	4,253
Channelview Marine Inc.	March 22, 2006	Zim Sao Paolo	2008	4,253
Balticsea Marine Inc.	March 22, 2006	Zim Kingston	2008	4,253
Continent Marine Inc.	March 22, 2006	Zim Monaco	2009	4,253
Medsea Marine Inc.	May 8, 2006	Zim Dalian	2009	4,253
Blacksea Marine Inc.	May 8, 2006	Zim Luanda	2009	4,253
Boxcarrier (No. 1) Corp.	June 27, 2006	CMA CGM Moliere(1)	2009	6,500
Boxcarrier (No. 2) Corp.	June 27, 2006	CMA CGM Musset(1)	2010	6,500
Boxcarrier (No. 3) Corp.	June 27, 2006	CMA CGM Nerval(1)	2010	6,500
Boxcarrier (No. 4) Corp.	June 27, 2006	CMA CGM Rabelais(1)	2010	6,500
Boxcarrier (No. 5) Corp.	June 27, 2006	CMA CGM Racine(1)	2010	6,500
Expresscarrier (No. 1) Corp.	March 5, 2007	YM Mandate	2010	6,500
Expresscarrier (No. 2) Corp.	March 5, 2007	YM Maturity	2010	6,500
CellContainer (No. 1) Corp.	March 23, 2007	Hanjin Buenos Aires	2010	3,400
CellContainer (No. 2) Corp.	March 23, 2007	Hanjin Santos	2010	3,400
CellContainer (No. 3) Corp.	March 23, 2007	Hanjin Versailles	2010	3,400
CellContainer (No. 4) Corp.	March 23, 2007	Hanjin Algeciras	2011	3,400
CellContainer (No. 5) Corp.	March 23, 2007	Hanjin Constantza	2011	3,400
CellContainer (No. 6) Corp.	October 31, 2007	Hanjin Germany	2011	10,100
CellContainer (No. 7) Corp.	October 31, 2007	Hanjin Italy	2011	10,100
CellContainer (No. 8) Corp.	October 31, 2007	Hanjin Greece	2011	10,100
Teucarrier (No. 1) Corp.	January 31, 2007	CMA CGM Attila	2011	8,530
Teucarrier (No. 2) Corp.	January 31, 2007	CMA CGM Tancredi	2011	8,530
Teucarrier (No. 3) Corp.	January 31, 2007	CMA CGM Bianca	2011	8,530

Company	Date of Incorporation	Vessel Name	Year Built	TEU
Teucarrier (No. 4) Corp.	January 31, 2007	CMA CGM Samson	2011	8,530
Teucarrier (No. 5) Corp.	September 17, 2007	CMA CGM Melisande	2012	8,530
Megacarrier (No. 1) Corp.	September 10, 2007	Hyundai Together	2012	13,100
Megacarrier (No. 2) Corp.	September 10, 2007	Hyundai Tenacity	2012	13,100
Megacarrier (No. 3) Corp.	September 10, 2007	Hyundai Smart	2012	13,100
Megacarrier (No. 4) Corp.	September 10, 2007	Hyundai Speed	2012	13,100
Megacarrier (No. 5) Corp.	September 10, 2007	Hyundai Ambition	2012	13,100

(1)         Vessel subject to charterer’s option to purchase vessel after first eight years of time charter term for $78.0 million

Significant Accounting Policies	6 Months Ended
Jun. 30, 2012
Significant Accounting Policies
Significant Accounting Policies

2                 Significant Accounting Policies

All accounting policies are as described in the Company’s Annual Report on Form 20-F for the year ended December 31, 2011 filed with the Securities and Exchange Commission on March 30, 2012.

Recent Accounting Pronouncements

Fair Value

In May 2011, the FASB issued new guidance for fair value measurements intended to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The amended guidance provides a consistent definition of fair value to ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. The amended guidance changes certain fair value measurement principles and enhances the disclosure requirements, particularly for Level 3 fair value measurements. The amended guidance was effective for the Company beginning January 1, 2012. The adoption of the new guidance for fair value measurements had no effect on the Company’s condensed consolidated financial statements.

Restricted Cash	6 Months Ended
Jun. 30, 2012
Restricted Cash
Restricted Cash

3       Restricted Cash

Restricted cash is comprised of the following (in thousands):

	As of June 30, 2012	As of December 31, 2011
Retention account	$2,820	$2,909
Restricted deposits	$430	$—
Total	$3,250	$2,909

The Company was required to maintain cash of $2.8 million and $2.9 million as of June 30, 2012 and December 31, 2011, respectively, in a retention bank account as collateral for the upcoming scheduled debt payments of its KEXIM and KEXIM-ABN Amro credit facilities, which were recorded under current assets in the Company’s Balance Sheets.

Furthermore, as of June 30, 2012, the Company recorded non-current restricted cash of $0.4 million in relation to one of its swap’s following the sale of the Montreal, which based on its Bank Agreement, any sale proceeds should be applied towards the repayment of the respective loan outstanding as well as cash collateral of the outstanding swaps with the respective bank (prorated based on market values).

Fixed assets, net	6 Months Ended
Jun. 30, 2012
Fixed assets, net
Fixed assets, net

4       Fixed assets, net

Fixed assets consist of vessels. Vessels’ cost, accumulated depreciation and changes thereto were as follows (in thousands):

	Vessel Cost	Accumulated Depreciation	Net Book Value
As of January 1, 2011	$2,629,136	$(355,653)	$2,273,483
Additions	1,074,646	(106,178)	968,468
As of December 31, 2011	$3,703,782	$(461,831)	$3,241,951
Additions	1,022,412	(66,907)	955,505
Disposal	(20,607)	15,802	(4,805)
As of June 30, 2012	$4,705,587	$(512,936)	$4,192,651

i.                             On February 16, 2012, the Company took delivery of the newbuilding 13,100 TEU vessel, the Hyundai Together, for a contract price of $168.5 million. The vessel has been deployed on a 12-year time charter with one of the world’s major liner companies.

ii.                          On February 28, 2012, the Company took delivery of the newbuilding 8,530 TEU vessel, the CMA CGM Melisande, for a contract price of $117.5 million. The vessel has been deployed on a 12-year time charter with one of the world’s major liner companies.

iii.                       On March 8, 2012, the Company took delivery of the newbuilding 13,100 TEU vessel, the Hyundai Tenacity, for a contract price of $168.5 million. The vessel has been deployed on a 12-year time charter with one of the world’s major liner companies.

iv.                      On May 3, 2012, the Company took delivery of the newbuilding 13,100 TEU vessel, the Hyundai Smart, for a contract price of $168.5 million. The vessel has been deployed on a 12-year time charter with one of the world’s major liner companies.

v.                         On June 7, 2012, the Company took delivery of the newbuilding 13,100 TEU vessel, the Hyundai Speed, for a contract price of $168.5 million. The vessel has been deployed on a 12-year time charter with one of the world’s major liner companies.

vi.                      On June 29, 2012, the Company took delivery of the newbuilding 13,100 TEU vessel, the Hyundai Ambition, for a contract price of $168.5 million. The vessel has been deployed on a 12-year time charter with one of the world’s major liner companies.

vii.                               On April 27, 2012, the Company sold and delivered the Montreal (ex Hanjin Montreal). The net sale consideration was $5.6 million and the Company recognized a gain on sale of $0.8 million during the six months ended June 30, 2012. Refer to Note 15, Sale of Vessel.

The residual value (estimated scrap value at the end of the vessels’ useful lives) of the fleet was estimated at $432.2 million as of June 30, 2012 and $361.5 million as of December 31, 2011. The Company has calculated the residual value of the vessels taking into consideration the 10 year average and the 5 year average of the scrap. The Company has applied uniformly the scrap value of $300 per ton for all vessels. The Company believes that $300 per ton is a reasonable estimate of future scrap prices, taking into consideration the cyclicality of the nature of future demand for scrap steel. Although the Company believes that the assumptions used to determine the scrap rate are reasonable and appropriate, such assumptions are highly subjective, in part, because of the cyclical nature of future demand for scrap steel.

The contract price of each newbuilding vessel, as discussed above, excludes any items capitalized during the construction period, such as interest expense and other predelivery expenses, which increase the total cost of each vessel recorded upon delivery under “Fixed Assets, net” in the condensed Consolidated Balance Sheets.

Advances for Vessels under Construction	6 Months Ended
Jun. 30, 2012
Advances for Vessels under Construction
Advances for Vessels under Construction

5       Advances for Vessels under Construction

a)                                     Advances for vessels under construction were as follows (in thousands):

	As of June 30, 2012	As of December 31, 2011
Advance payments for vessels	$—	$196,730
Progress payments for vessels	—	288,091
Capitalized interest	—	39,465
Total	$—	$524,286

As of June 30, 2012, the Company completed its extensive newbuilding program and has taken delivery of all of its vessels under construction.

b)                                     Advances for vessels under construction and transfers to vessels’ cost as of June 30, 2012 and December 31, 2011, were as follows (in thousands):

As of January 1, 2011	$904,421
Additions	693,030
Transfer to vessels’ cost	(1,073,165)
As of December 31, 2011	$524,286
Additions	497,661
Transfer to vessels’ cost	(1,021,947)
As of June 30, 2012	$—

Deferred Charges, net	6 Months Ended
Jun. 30, 2012
Deferred Charges, net
Deferred Charges, net

6       Deferred Charges, net

Deferred charges, net consisted of the following (in thousands):

	Drydocking and Special Survey Costs	Finance and other Costs	Total Deferred Charges
As of January 1, 2011	$5,013	$19,679	$24,692
Additions	7,218	83,301	90,519
Amortization	(5,800)	(9,700)	(15,500)
As of December 31, 2011	$6,431	$93,280	$99,711
Additions	4,158	142	4,300
Amortization	(2,614)	(6,630)	(9,244)
As of June 30, 2012	$7,975	$86,792	$94,767

The Company follows the deferral method of accounting for drydocking and special survey costs in accordance with accounting for planned major maintenance activities, whereby actual costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled survey, which is two and a half years.  If special survey or drydocking is performed prior to the scheduled date, the remaining unamortized balances are immediately written off. Furthermore, when a vessel is drydocked for more than one reporting period, the respective costs are identified and recorded in the period in which they were incurred and not at the conclusion of the drydocking.

Other Non-current Assets	6 Months Ended
Jun. 30, 2012
Other Non-current Assets
Other Non-current Assets

7       Other Non-current Assets

Other non-current assets consisted of the following (in thousands):

	As of June 30, 2012	As of December 31, 2011
Fair value of swaps	$3,534	$3,964
Notes receivable from ZIM	28,627	23,538
Other non-current assets	1,380	1,363
Total	$33,541	$28,865

On October 30, 2009, the Company agreed with one of its charterers, Zim Integrated Shipping Services Ltd. (“ZIM”), to revisions to charterparties for six of its vessels in operation, which keep the original charter terms in place, reducing the cash settlement of each charter hire by 17.5% which becomes a subsequent payment. Each subsequent payment, which accumulates in any financial quarter, is satisfied by callable exchange notes (the “CENs”). CENs will be issued by ZIM once per financial quarter at a face value equal to the aggregate amount of such subsequent payments from that financial quarter plus a premium amount (being an amount calculated as if each such subsequent payment had accrued interest at the rate of 6% per annum from the date when it would have been due under the original charter party until the relevant issue date for the CENs). Unless previously converted at the holder’s option into ZIM’s common stock (only upon ZIM becoming a publicly listed company) or redeemed partially prior to or in full in cash, on July 1, 2016, ZIM will redeem the CENs at their remaining nominal amount together with the 6% interest accrued up to that date in cash only. In this respect, the Company recorded a note receivable from ZIM in “Other non-current assets” of $28.6 million and $23.5 million as of June 30, 2012 and December 31, 2011, respectively.

In respect of the fair value of swaps, refer to Note 11b, Financial Instruments — Fair Value Interest Rate Swap Hedges.

Accrued Liabilities	6 Months Ended
Jun. 30, 2012
Accrued Liabilities
Accrued Liabilities

8       Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	As of June 30, 2012	As of December 31, 2011
Accrued payroll	$1,162	$1,109
Accrued interest	12,914	10,543
Accrued expenses	25,251	24,465
Total	$39,327	$36,117

Accrued expenses mainly consisted of accrued realized losses on cash flow interest rate swaps of $18.2 million and $18.5 million as of June 30, 2012 and December 31, 2011, respectively, as well as other accruals related to the operation of the Company’s fleet of $7.1 million and $6.0 million as of June 30, 2012 and December 31, 2011, respectively.

Other Current and Long-term Liabilities	6 Months Ended
Jun. 30, 2012
Other Current and Long-term Liabilities
Other Current and Long-term Liabilities

9       Other Current and Long-term Liabilities

Other current liabilities consisted of the following (in thousands):

	As of June 30, 2012	As of December 31, 2011
Fair value of swaps	$113,149	$120,623
Other current liabilities	365	—
Total	$113,514	$299,300

Other long-term liabilities consisted of the following (in thousands):

	As of June 30, 2012	As of December 31, 2011
Fair value of swaps	$256,593	$291,829
Other long-term liabilities	8,455	7,471
Total	$265,048	$299,300

Other long-term liabilities mainly consist of $4.8 million and $4.7 million as June 30, 2012 and December 31, 2011, respectively, in relation to a deferred fee accrued pursuant to the Bank Agreement (refer to Note 10, Long-Term Debt), which will be cash settled on December 31, 2014 and is recorded at amortized cost.

In respect of the fair value of swaps, refer to Note 11a, Financial Instruments — Cash Flow Interest Rate Swap Hedges.

Long-Term Debt	6 Months Ended
Jun. 30, 2012
Long-Term Debt.
Long-Term Debt

10     Long-Term Debt

Long-term debt consisted of the following (in thousands):

Lender	As of June 30, 2012	Current portion	Long-term portion	As of December 31, 2011	Current portion	Long-term portion
The Royal Bank of Scotland	$686,800	$202	$686,598	$663,300	$—	$663,300
HSH Nordbank	35,000	2,038	32,962	35,000	—	35,000
The Export-Import Bank of Korea (“KEXIM”)	44,495	10,369	34,126	49,679	10,369	39,310
The Export-Import Bank of Korea & ABN Amro	84,984	11,250	73,734	90,609	11,250	79,359
Deutsche Bank	180,000	1,053	178,947	180,000	—	180,000
Emporiki Bank of Greece	156,800	2,191	154,609	156,800	—	156,800
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank	658,160	—	658,160	664,325	—	664,325
Credit Suisse	221,100	2,371	218,729	221,100	—	221,100
ABN Amro-Lloyds TSB-National Bank of Greece	253,200	2,334	250,866	253,200	—	253,200
Deutsche Schiffsbank-Credit Suisse-Emporiki Bank of Greece	298,500	4,117	294,383	298,500	—	298,500
The Royal Bank of Scotland (New Credit Facility)	100,000	1,911	98,089	57,200	—	57,200
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank (New Credit Facility)	123,750	7,207	116,543	70,250	—	70,250
ABN Amro-Lloyds TSB-National Bank of Greece (New Credit Facility)	37,100	2,800	34,300	37,100	—	37,100
Sinosure CEXIM-Citi-ABN Amro Credit Facility	193,230	20,340	172,890	203,400	20,340	183,060
Club Facility (New Credit Facility)	83,900	—	83,900	16,780	—	16,780
Citi-Eurobank (New Credit Facility)	80,000	2,278	77,722	—	—	—
Comprehensive Financing Plan exit fee accrued	2,505	—	2,505	1,592	—	1,592
Fair value hedged debt	2,443	—	2,443	3,412	—	3,412
Total long-term debt	$3,241,967	$70,461	$3,171,506	$3,002,247	$41,959	$2,960,288
Hyundai Samho Vendor Financing	$190,000	$39,551	$150,449	$65,145	$10,857	$54,288

All floating rate loans discussed above are collateralized by first and second preferred mortgages over the vessels financed, general assignment of all hire freights, income and earnings, the assignment of their insurance policies, as well as any proceeds from the sale of mortgaged vessels and the corporate guarantee of Danaos Corporation.

Maturities of long-term debt for the next five years and thereafter subsequent to June 30, 2012, are as follows (in thousands):

Payment due by period ended	Fixed principal repayments	Variable principal payments	Final Payment due on December 31, 2018*	Total principal payments
June 30, 2013	$61,440	$9,021	$—	$70,461
June 30, 2014	129,274	31,779	—	161,053
June 30, 2015	142,861	42,674	—	185,535
June 30, 2016	168,810	111,926	—	280,736
June 30, 2017	185,475	194,544	—	380,019
June 30, 2018 and thereafter	407,289	271,118	1,480,808	2,159,215
Total long-term debt	$1,095,149	$661,062	$1,480,808	$3,237,019

* The last payment due on December 31, 2018, includes the unamortized remaining principal debt balances, as such amount will be determinable following the fixed and variable amortization.

The maturities of long-term debt for the twelve month periods subsequent to June 30, 2012 are based on the terms of the Bank Agreement, under which the Company is not required to repay any outstanding principal amounts under its existing credit facilities, other than the KEXIM and KEXIM-ABN Amro credit facilities which are not covered by the Bank Agreement, until after May 15, 2013; thereafter until December 31, 2018 it will be required to make quarterly principal payments in fixed amounts. In addition, the Company is required to make an additional payment in such amount that, together with the fixed principal payment, equals a certain percentage of its Actual Free Cash Flow for such quarter (as defined below). The table above includes both the fixed payments for which the Company has a contractual obligation, as well as the Company’s estimate of the future Actual Free Cash Flows and resulting variable amortization. The last payment due on December 31, 2018, will also include the unamortized remaining principal debt balances, as such amount will be determinable following the fixed and variable amortization.

Maturities of Hyundai Samho vendor financing for the next periods subsequent to June 30, 2012, are as follows (in thousands):

Payment due by period ended
June 30, 2013	$39,551
June 30, 2014	57,388
June 30, 2015	57,388
June 30, 2016	35,673
Total vendor financing	$190,000

As of February 9, 2012, the Company signed a supplemental letter extending the terms of the August 12, 2010 supplemental letter through June 30, 2014, which amended the interest rate margin and the financial covenants of its KEXIM-ABN Amro credit facility. More specifically, the financial covenants were aligned with those set forth in the Bank Agreement (see below), effective from June 30, 2010 through June 30, 2012, and the interest rate margin was increased by 0.5 percentage points for the same period.

Bank Agreement

On January 24, 2011, the Company entered into a definitive agreement, which became effective on March 4, 2011, referred to as the Bank Agreement, that superseded, amended and supplemented the terms of each of the Company’s then-existing credit facilities (other than its credit facilities with KEXIM and KEXIM-ABN Amro which are not covered thereby), and provided for, among other things, revised amortization schedules, maturities, interest rates, financial covenants, events of defaults, guarantee and security packages and approximately $425 million of new debt financing. Subject to the terms of the Bank Agreement and the intercreditor agreement (the “Intercreditor Agreement”), which the Company entered into with each of the lenders participating under the Bank Agreement to govern the relationships between the lenders thereunder, under the New Credit Facilities (as described and defined below) and under the Hyundai Samho Vendor Financing described below, the lenders participating thereunder continue to provide the Company’s then-existing credit facilities and amended the covenants under the existing credit facilities in accordance with the terms of the Bank Agreement.

Under the terms of the Bank Agreement, borrowings under each of the Company’s existing credit facilities, other than the KEXIM and KEXIM-ABN Amro credit facilities which are not covered by the Bank Agreement, bear interest at an annual interest rate of LIBOR plus a margin of 1.85%.

The Company is required to pay an amendment fee of $5.0 million on December 31, 2014. This amendment fee was accrued under the “Other long-term liabilities” in the consolidated balance sheet and is deferred and amortized over the life of the respective credit facilities with the effective interest method. In addition, the Company is required to pay a fee of $10.0 million if it does not repay at least $150.0 million in the aggregate under the New Credit Facilities with equity proceeds by December 31, 2013.

Principal Payments

Under the terms of the Bank Agreement, the Company is not required to repay any outstanding principal amounts under its existing credit facilities, other than the KEXIM and KEXIM-ABN Amro credit facilities which are not covered by the Bank Agreement, until after March 31, 2013; thereafter, the Company will be required to make quarterly principal payments in fixed amounts, in relation to the Company’s total debt commitments from the Company’s lenders under the Bank Agreement and New Credit Facilities, as specified in the table below:

	February 15,	May 15,	August 15,	November 15,	December 31,	Total
2013	—	19,481,395	21,167,103	21,482,169	—	62,130,667
2014	22,722,970	21,942,530	22,490,232	24,654,040	—	91,809,772
2015	26,736,647	27,021,750	25,541,180	34,059,102	—	113,358,679
2016	30,972,971	36,278,082	32,275,598	43,852,513	—	143,379,164
2017	44,938,592	36,690,791	35,338,304	31,872,109	—	148,839,796
2018	34,152,011	37,585,306	44,398,658	45,333,618	65,969,274	227,438,867
Total						786,956,945

*            The Company may elect to make the scheduled payments shown in the above table three months earlier.

Furthermore, an additional variable payment in such amount that, together with the fixed principal payment (as disclosed above), equals 92.5% of Actual Free Cash Flow for such quarter until the earlier of (x) the date on which the Company’s consolidated net leverage is below 6:1 and (y) May 15, 2015; and thereafter through maturity, which will be December 31, 2018 for each covered credit facility, it will be required to make fixed quarterly principal payments in fixed amounts as specified in the Bank Agreement and described above plus an additional payment in such amount that, together with the fixed principal payment, equals 89.5% of Actual Free Cash Flow for such quarter. In addition, any additional amounts of cash and cash equivalents, but during the final principal payment period described above only such additional amounts in excess of the greater of (1) $50 million of accumulated unrestricted cash and cash equivalents and (2) 2% of the Company’s consolidated debt, would be applied first to the prepayment of the New Credit Facilities and after the New Credit Facilities are repaid, to the existing credit facilities. The last payment due on December 31, 2018, will also include the unamortized remaining principal debt balances, as such amount will be determinable following the fixed and variable amortization.

Under the Bank Agreement, “Actual Free Cash Flow” with respect to each credit facility covered thereby is equal to revenue from the vessels collateralizing such facility, less the sum of (a) interest expense under such credit facility, (b) pro-rata portion of payments under its interest rate swap arrangements, (c) interest expense and scheduled amortization under the Hyundai Samho Vendor Financing and (d) per vessel operating expenses and pro rata per vessel allocation of general and administrative expenses (which are not permitted to exceed the relevant budget by more than 20%), plus (e) the pro-rata share of operating cash flow of any Applicable Second Lien Vessel (which means, with respect to an existing facility, a vessel with respect to which the participating lenders under such facility have a second lien security interest and the first lien credit facility has been repaid in full).

Under the terms of the Bank Agreement, the Company continues to be required to make any mandatory prepayments provided for under the terms of its existing credit facilities and is required to make additional prepayments as follows

·                                          50% of the first $300 million of net equity proceeds (including convertible debt and hybrid instruments), excluding the $200 million of net equity proceeds which was a condition to the Bank Agreement and were received in August 2010 for which there are no specified required uses, after entering into the Bank Agreement and 25% of any additional net equity proceeds thereafter until December 31, 2018; and

·                                          any debt proceeds (after repayment of any underlying secured debt covered by vessels collateralizing the new borrowings) (excluding the New Credit Facilities, the Sinosure-CEXIM Credit Facility and the Hyundai Samho Vendor Financing),

which amounts would first be applied to repayment of amounts outstanding under the New Credit Facilities and then to the existing credit facilities. Any equity proceeds retained by the Company and not used within 12 months for certain specified purposes would be applied for prepayment of the New Credit Facilities and then to the existing credit facilities. The Company would also be required to prepay the portion of a credit facility attributable to a particular vessel upon the sale or total loss of such vessel; the termination or loss of an existing charter for a vessel, unless replaced within a specified period by a similar charter acceptable to the lenders; or the termination of a newbuilding contract. The Company’s respective lenders under its existing credit facilities covered by the Bank Agreement and the New Credit Facilities may, at their option, require the Company to repay in full amounts outstanding under such respective credit facilities, upon a “Change of Control” of the Company, which for these purposes is defined as (i) Dr. Coustas ceasing to be its Chief Executive Officer, (ii) its common stock ceasing to be listed on the NYSE (or Nasdaq or other recognized stock exchange), (iii) a change in the ultimate beneficial ownership of the capital stock of any of its subsidiaries or ultimate control of the voting rights of those shares, (iv) Dr. Coustas and members of his family ceasing to collectively own over one-third of the voting interest in its outstanding capital stock or (v) any other person or group controlling more than 20% of the voting power of its outstanding capital stock.

Covenants and Events of Default

On January 24, 2011, the Company entered into the Bank Agreement that superseded, amended and supplemented the terms of each of its existing credit facilities (other than its credit facilities with KEXIM and KEXIM-ABN Amro) and provided for, among other things, amended covenant levels under such existing credit facilities as described below, with which the Company was in compliance as of June 30, 2012.

Under the Bank Agreement, the financial covenants under each of the Company’s existing credit facilities (other than under the KEXIM-ABN Amro credit facility which is not covered thereby, but which has been aligned with those covenants below through June 30, 2014 under the supplemental letter dated August 12, 2010 and amendment thereto dated February 9, 2012 and our KEXIM credit facility, which contains only a collateral coverage covenant of 130%), have been reset to require the Company to:

·                                          maintain a ratio of (i) the market value of all of the vessels in the Company’s fleet, on a charter-inclusive basis, plus the net realizable value of any additional collateral, to (ii) the Company’s consolidated total debt above specified minimum levels gradually increasing from 90% through December 31, 2011 to 130% from September 30, 2017 through September 30, 2018;

·                                          maintain a minimum ratio of (i) the market value of the nine vessels (Hull Nos. S458, S459, S460, Hyundai Together, Hyundai Tenacity, Hanjin Greece, Hanjin Italy, Hanjin Germany and CMA CGM Rabelais) collateralizing the New Credit Facilities, calculated on a charter-free basis, plus the net realizable value of any additional collateral, to (ii) the Company’s aggregate debt outstanding under the New Credit Facilities of 100% from September 30, 2012 through September 30, 2018;

·                                          maintain minimum free consolidated unrestricted cash and cash equivalents, less the amount of the aggregate variable principal amortization amounts, described above, of $30.0 million at the end of each calendar quarter, other than during 2012 when the Company will be required to maintain a minimum amount of $20.0 million;

·                                          ensure that the Company’s (i) consolidated total debt less unrestricted cash and cash equivalents to (ii) consolidated EBITDA (defined as net income before interest, gains or losses under any hedging arrangements, tax, depreciation, amortization and any other non-cash item, capital gains or losses realized from the sale of any vessel, finance charges and capital losses on vessel cancellations and before any non-recurring items and excluding any accrued interest due to us but not received on or before the end of the relevant period; provided that non-recurring items excluded from this calculation shall not exceed 5% of EBITDA calculated in this manner) for the last twelve months does not exceed a maximum ratio gradually decreasing from 12:1 on December 31, 2010 to 4.75:1 on September 30, 2018;

·                                          ensure that the ratio of the Company’s (i) consolidated EBITDA for the last twelve months to (ii) net interest expense (defined as interest expense (excluding capitalized interest), less interest income, less realized gains on interest rate swaps (excluding capitalized gains) and plus realized losses on interest rate swaps (excluding capitalized losses)) exceeds a minimum level of 1.50:1 through September 30, 2013 and thereafter gradually increasing to 2.80:1 by September 30, 2018; and

·                                          maintain a consolidated market value adjusted net worth (defined as the amount by which the Company’s total consolidated assets adjusted for the market value of the Company’s vessels in the water less cash and cash equivalents in excess of the Company’s debt service requirements exceeds the Company’s total consolidated liabilities after excluding the net asset or liability relating to the fair value of derivatives as reflected in the Company’s financial statements for the relevant period) of at least $400 million.

For the purpose of these covenants, the market value of the Company’s vessels will be calculated, except as otherwise indicated above, on a charter-inclusive basis (using the present value of the “bareboat-equivalent” time charter income from such charter) so long as a vessel’s charter has a remaining duration at the time of valuation of more than 12 months plus the present value of the residual value of the relevant vessel (generally equivalent to the charter free value of such a vessel at the age such vessel would be at the expiration of the existing time charter). The market value for newbuilding vessels, all of which currently have multi-year charters, would equal the lesser of such amount and the newbuilding vessel’s book value.

Under the terms of the Bank Agreement, the existing credit facilities also contain customary events of default, including those relating to cross-defaults to other indebtedness, defaults under its swap agreements, non-compliance with security documents, material adverse changes to its business, a Change of Control as described above, a change in its Chief Executive Officer, its common stock ceasing to be listed on the NYSE (or Nasdaq or another recognized stock exchange), a change in, or breach of the management agreement by the manager for the vessels securing the respective credit facilities and cancellation or amendment of the time charters (unless replaced with a similar time charter with a charterer acceptable to the lenders) for the vessels securing the respective credit facilities.

Under the terms of the Bank Agreement, the Company generally will not be permitted to incur any further financial indebtedness or provide any new liens or security interests, unless such security is provided for the equal and ratable benefit of each of the lenders party to the Intercreditor Agreement, other than security arising by operation of law or in connection with the refinancing of outstanding indebtedness, with the consent, not to be unreasonably withheld, of all lenders with a lien on the security pledged against such outstanding indebtedness. In addition, the Company would not be permitted to pay cash dividends or repurchase shares of its capital stock unless (i) its consolidated net leverage is below 6:1 for four consecutive quarters and (ii) the ratio of the aggregate market value of its vessels to its outstanding indebtedness exceeds 125% for four consecutive quarters and provided that an event of default has not occurred and the Company is not, and after giving effect to the payment of the dividend, in breach of any covenant.

Collateral and Guarantees

Each of the Company’s existing credit facilities and swap arrangements, to the extent applicable, continue to be secured by their previous collateral on the same basis, and received, to the extent not previously provided, pledges of the shares of the Company’s subsidiaries owning the vessels collateralizing the applicable facilities, cross-guarantees from each subsidiary owning the vessels collateralizing such facilities, assignment of the refund guarantees in relation to any newbuildings funded by such facilities and other customary shipping industry collateral.

New Credit Facilities (Aegean Baltic Bank—HSH Nordbank—Piraeus Bank, RBS, ABN Amro Club facility, Club Facility and Citi-Eurobank)

On January 24, 2011, the Company entered into agreements for the following new term loan credit facilities (“New Credit Facilities”):

(i)                                     a $123.8 million credit facility provided by HSH, which is secured by Hyundai Speed, Hanjin Italy and CMA CGM Rabelais and customary shipping industry collateral related thereto (the $123.8 million amount includes principal commitment of $23.75 million under the Aegean Baltic Bank—HSH Nordbank—Piraeus Bank credit facility already drawn as of December 31, 2010, which was transferred to the new facility upon finalization of the agreement in 2011);

(ii)                                  a $100.0 million credit facility provided by RBS, which is secured by Hyundai Smart and Hanjin Greece and customary shipping industry collateral related thereto;

(iii)                               a $37.1 million credit facility with ABN Amro and lenders participating under the Bank Agreement which is secured by Hanjin Germany and customary shipping industry collateral related thereto;

(iv)                              a $83.9 million new club credit facility to be provided, on a pro rata basis, by the other existing lenders participating under the Bank Agreement, which is secured by Hyundai Together and Hyundai Tenacity and customary shipping industry collateral related thereto; and

(v)                                 a $80 million credit facility with Citibank and Eurobank, which is secured by Hyundai Ambition and customary shipping industry collateral related thereto ((i)-(v), collectively, the “New Credit Facilities”).

As of June 30, 2012, $424.8 million was outstanding under the above New Credit Facilities and there were nil undrawn funds available.

Borrowings under each of the New Credit Facilities above, which were available for drawdown until the later of September 30, 2012 and delivery of the Company’s last contracted newbuilding vessel collateralizing such facility (so long as such delivery is no more than 240 days after the scheduled delivery date), bear interest at an annual interest rate of LIBOR plus a margin of 1.85%, subject, on and after January 1, 2013, to increases in the applicable margin to: (i) 2.50% if the outstanding indebtedness thereunder exceeds $276 million, (ii) 3.00% if the outstanding indebtedness thereunder exceeds $326 million and (iii) 3.50% if the outstanding indebtedness thereunder exceeds $376 million.

Principal Payments

Under the Bank Agreement, the Company is not required to repay any outstanding principal amounts under its New Credit Facilities until after March 31, 2013 and thereafter it will be required to make quarterly principal payments in fixed amounts as specified in the Bank Agreement plus an additional quarterly variable amortization payment, all as described above under “—Bank Agreement—Principal Payments.”

Covenants, Events of Default and Other Terms

The New Credit Facilities contain substantially the same financial and operating covenants, events of default, dividend restrictions and other terms and conditions as applicable to the Company’s existing credit facilities as revised under the Bank Agreement described above.

Collateral and Guarantees

The collateral described above relating to the newbuildings being financed by the respective credit facilities, will be (other than in respect of the CMA CGM Rabelais) subject to a limited participation by Hyundai Samho in any enforcement thereof until repayment of the related Hyundai Samho Vendor financing (described below) for such vessels. In addition lenders who participate in the new $83.9 million club credit facility described above received a lien on Hyundai Together and Hyundai Tenacity as additional security in respect of the existing credit facilities the Company has with such lenders. The lenders under the other New Credit Facilities also received a lien on the respective vessels securing such New Credit Facilities as additional collateral in respect of its existing credit facilities and interest rate swap arrangements with such lenders and Citibank and Eurobank also received a second lien on Hyundai Ambition as collateral in respect of its currently unsecured interest rate arrangements with them.

In addition, Aegean Baltic—HSH Nordbank—Piraeus Bank also received a second lien on the Maersk Deva (ex Bunya Raya Tujuh), the CSCL Europe and the CSCL Pusan as collateral in respect of all borrowings from Aegean Baltic—HSH Nordbank—Piraeus Bank and RBS also received a second lien on the Bunya Raya Tiga, CSCL America (ex MSC Baltic) and the CSCL Le Havre as collateral in respect of all borrrowings from RBS.

The Company’s obligations under the New Credit Facilities are guaranteed by its subsidiaries owning the vessels collateralizing the respective credit facilities. The Company’s Manager has also provided an undertaking to continue to provide the Company with management services and to subordinate its rights to the rights of its lenders, the security trustee and applicable hedge counterparties.

Sinosure-CEXIM-Citi-ABN Amro Credit Facility

On February 21, 2011, the Company entered into a bank agreement with Citibank, acting as agent, ABN Amro and the Export-Import Bank of China (“CEXIM”) for a senior secured credit facility (the “Sinosure-CEXIM Credit Facility”) of up to $203.4 million, in three tranches each in an amount equal to the lesser of $67.8 million and 60.0% of the contract price for the newbuilding vessels, CMA CGM Tancredi, CMA CGM Bianca and CMA CGM Samson, securing such tranche for post-delivery financing of these vessels. The Company took delivery of the respective vessels in 2011. The China Export & Credit Insurance Corporation, or Sinosure, covers a number of political and commercial risks associated with each tranche of the credit facility.

Borrowings under the Sinosure-CEXIM Credit Facility bear interest at an annual interest rate of LIBOR plus a margin of 2.85% payable semi-annually in arrears. The Company is required to repay principal amounts drawn under each tranche of the Sinosure-CEXIM Credit Facility in consecutive semi-annual installments over a ten-year period commencing after the delivery of the respective newbuilding being financed by such amount through the final maturity date of the respective tranches and repay the respective tranche in full upon the loss of the respective newbuilding.

As of June 30, 2012, $193.2 million was outstanding under the credit facility and there were no undrawn funds available.

Covenants, Events of Default and Other Terms

The Sinosure-CEXIM Credit Facility requires the Company to:

·                                maintain a ratio of total net debt (defined as total liabilities less cash and cash equivalents) to adjusted total consolidated assets (total consolidated assets with market value of vessels replacing book value of vessels less cash and cash equivalents) of no more than 70%;

·                                maintain a minimum ratio of the market value of the vessel collateralizing a tranche of the facility to debt outstanding under such tranche of 125%;

·                                maintain minimum free consolidated unrestricted cash and cash equivalents, through February 21, 2014, of $30.0 million, and the higher of $30.0 million and 2% of consolidated total debt thereafter;

·                                ensure that the ratio of the Company’s (i) consolidated EBITDA (defined as net income before interest, gains or losses under any hedging arrangements, tax, depreciation, amortization and any other non-cash item, capital gains or losses realized from the sale of any vessel, financing payments, fees and commissions and capital losses on vessel cancellations and before any non-recurring items) for the last twelve months to (ii) interest expense (defined as the aggregate amount of interest, commission, fees and other finance charges (excluding capitalized interest)) exceeds 2.50:1; and

·                                maintain a consolidated market value adjusted net worth (defined as the Company’s total consolidated assets adjusted for the market value of the Company’s vessels less the Company’s total consolidated liabilities) of at least $400 million.

For the purpose of these covenants, the market value of the Company’s vessels will be calculated, except as otherwise indicated above, on a charter-inclusive basis (using the present value of the “bareboat-equivalent” time charter income from such charter) so long as a vessel’s charter has a remaining duration at the time of valuation of more than six months plus the present value of the residual value of the relevant vessel (generally equivalent to the charter free value of such a vessel at the age such vessel would be at the expiration of the existing time charter). The market value for newbuilding vessels, all of which currently have multi-year charters, would equal the lesser of such amount and the newbuilding vessel’s book value.

The Sinosure-CEXIM credit facility also contains customary events of default, including those relating to cross-defaults to other indebtedness, defaults under its swap agreements, non-compliance with security documents, material adverse changes to its business, a Change of Control as described above, a change in its Chief Executive Officer, its common stock ceasing to be listed on the NYSE (or Nasdaq or another recognized stock exchange), a change in, or breach of the management agreement by, the manager for the mortgaged vessels and cancellation or amendment of the time charters (unless replaced with a similar time charter with a charterer acceptable to the lenders) for the mortgaged vessels.

The Company will not be permitted to pay cash dividends or repurchase shares of its capital stock unless (i) its consolidated net leverage is below 6:1 for four consecutive quarters and (ii) the ratio of the aggregate market value of its vessels to its outstanding indebtedness exceeds 125% for four consecutive quarters and provided that an event of default has not occurred and the Company is not, and after giving effect to the payment of the dividend is not, in breach of any covenant.

Collateral

The Sinosure-CEXIM Credit Facility is secured by customary pre-delivery and post-delivery shipping industry collateral with respect to the newbuilding vessels, CMA CGM Tancredi, CMA CGM Bianca and CMA CGM Samson, securing the respective tranche.

Hyundai Samho Vendor Financing

The Company entered into an agreement with Hyundai Samho Heavy Industries (“Hyundai Samho”) for a financing facility of $190.0 million in respect of eight of its newbuilding containerships being built by Hyundai Samho, Hyundai Smart, Hyundai Speed, Hyundai Ambition, Hyundai Together, Hyundai Tenacity, Hanjin Greece, Hanjin Italy and Hanjin Germany, in the form of delayed payment of a portion of the final installment for each such newbuilding.

Borrowings under this facility bear interest at a fixed interest rate of 8%. The Company will be required to repay principal amounts under this financing facility in six consecutive semi-annual installments commencing one and a half years, in the case of three of the newbuilding vessels being financed, and in seven consecutive semi-annual installments commencing one year, in the case of the other five newbuilding vessels, after the delivery of the respective newbuilding being financed. This financing facility does not require the Company to comply with financial covenants, but contains customary events of default, including those relating to cross-defaults. This financing facility is secured by second priority collateral related to the newbuilding vessels being financed.

Exit Fee

The Company will be required to pay an aggregate Exit Fee of $15.0 million payable on the common maturity date of the New Credit Facilities of December 31, 2018, or such earlier date when all of the New Credit Facilities are repaid in full, which will accrete in the condensed consolidated Statement of Income over the life of the respective facilities (with the effective interest method) and is reported under “Long-term debt, net of current portion” in the condensed consolidated Balance Sheet. The Company has recognized an amount of $2.5 million and $1.6 million as of June 30, 2012 and December 31, 2011, respectively.

Credit Facilities Summary Table

Lender	Outstanding Principal Amount (in millions)(1)	Collateral Vessels
Previously Existing Credit Facilities
The Royal Bank of Scotland(2)	$686.8

The Hyundai Progress, the Hyundai Highway, the Hyundai Bridge, the Hyundai Federal (ex APL Federal), the Zim Monaco, the Hanjin Buenos Aires, the Hanjin Versailles, the Hanjin Algeciras, the CMA CGM Racine and the CMA CGM Melisande

Aegean Baltic Bank—HSH Nordbank—Piraeus Bank(3)	$658.2

The Elbe, the Kalamata, the Komodo, the Henry, the Hyundai Commodore (ex APL Commodore), the Hyundai Duke (ex APL Duke), the Independence, the Marathonas, the Messologi, the Mytilini, the Hope, the Honour, the SCI Pride, the Lotus, the Hyundai Vladivostok, the Hyundai Advance, the Hyundai Stride, the Hyundai Future, the Hyundai Sprinter

Emporiki Bank of Greece S.A.	$156.8	The CMA CGM Moliere and the CMA CGM Musset
Deutsche Bank	$180.0	The Zim Rio Grande, the Zim Sao Paolo and the Zim Kingston
Credit Suisse	$221.1	The Zim Luanda, the CMA CGM Nerval and the YM Mandate
ABN Amro—Lloyds TSB—National Bank of Greece	$253.2	The YM Colombo (ex SNL Colombo), the YM Seattle, the YM Vancouver and the YM Singapore
Deutsche Schiffsbank—Credit Suisse—Emporiki Bank	$298.5	The ZIM Dalian, the Hanjin Santos YM Maturity, the Hanjin Constantza and the CMA CGM Attila
HSH Nordbank	$35.0	The Deva and the Derby D
KEXIM	$44.5	The CSCL Europe and the CSCL America
KEXIM—ABN Amro	$85.0	The CSCL Pusan and the CSCL Le Havre
New Credit Facilities
Aegean Baltic—HSH Nordbank—Piraeus Bank	$123.8	The Hyundai Speed, the Hanjin Italy and the CMA CGM Rabelais
RBS	$100.0	The Hyundai Smart and the Hanjin Germany
ABN Amro Club Facility	$37.1	The Hanjin Greece
Club Facility	$83.9	The Hyundai Together and the Hyundai Tenacity
Citi-Eurobank	$80.0	The Hyundai Ambition
Sinosure-CEXIM-Citi-ABN Amro	$193.2	The CMA CGM Tancredi, the CMA CGM Bianca and the CMA CGM Samson
Hyundai Samho Vendor	$190.0	Second priority liens on the Hyundai Smart, the Hyundai Speed, the Hyundai Ambition, the Hyundai Together, the Hyundai Tenacity, the Hanjin Greece, the Hanjin Italy and the Hanjin Germany

(1)                                 As of June 30, 2012.

(2)                                 Pursuant to the Bank Agreement, this credit facility is also secured by a second priority lien on the Derby D, the CSCL America and the CSCL Le Havre.

(3)                                 Pursuant to the Bank Agreement, this credit facility is also secured by a second priority lien on the Deva, the CSCL Europe and the CSCL Pusan.

As of June 30, 2012, there was no remaining borrowing availability under the Company’s credit facilities. The Company was in compliance with the covenants under its Bank Agreement and its other credit facilities as of June 30, 2012.

Financial Instruments	6 Months Ended
Jun. 30, 2012
Financial Instruments
Financial Instruments

11     Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents, trade receivables and other assets. The principal financial liabilities of the Company consist of long-term bank loans, accounts payable and derivatives.

Derivative Financial Instruments:  The Company only uses derivatives for economic hedging purposes. The following is a summary of the Company’s risk management strategies and the effect of these strategies on the Company’s consolidated financial statements.

Interest Rate Risk:  Interest rate risk arises on bank borrowings. The Company monitors the interest rate on borrowings closely to ensure that the borrowings are maintained at favorable rates.

Concentration of Credit Risk:  Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash, trade accounts receivable and derivatives. The Company places its temporary cash investments, consisting mostly of deposits, with established financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company is exposed to credit risk in the event of non-performance by counterparties to derivative instruments, however, the Company limits this exposure by diversifying among counterparties with high credit ratings. The Company depends upon a limited number of customers for a large part of its revenues. Credit risk with respect to trade accounts receivable is generally managed by the selection of customers among the major liner companies in the world and their dispersion across many geographic areas. The Company’s maximum exposure to credit risk is mainly limited to the carrying value of its derivative instruments. The Company is not a party to master netting arrangements.

Fair Value:  The carrying amounts reflected in the accompanying condensed consolidated balance sheets of financial assets and liabilities excluding long-term bank loans approximate their respective fair values due to the short maturity of these instruments. The fair values of long-term floating rate bank loans approximate the recorded values, generally due to their variable interest rates. The fair value of the swap agreements equals the amount that would be paid by the Company to cancel the swaps.

Interest Rate Swaps:  The off-balance sheet risk in outstanding swap agreements involves both the risk of a counter-party not performing under the terms of the contract and the risk associated with changes in market value. The Company monitors its positions, the credit ratings of counterparties and the level of contracts it enters into with any one party. The counterparties to these contracts are major financial institutions. The Company has a policy of entering into contracts with parties that meet stringent qualifications and, given the high level of credit quality of its derivative counter-parties, the Company does not believe it is necessary to obtain collateral arrangements.

a.  Cash Flow Interest Rate Swap Hedges

The Company, according to its long-term strategic plan to maintain relative stability in its interest rate exposure, has decided to swap part of its interest expenses from floating to fixed. To this effect, the Company has entered into interest rate swap transactions with varying start and maturity dates, in order to pro-actively and efficiently manage its floating rate exposure.

These interest rate swaps are designed to economically hedge the variability of interest cash flows arising from floating rate debt, attributable to movements in three-month USD$ LIBOR. According to the Company’s Risk Management Accounting Policy, and after putting in place the formal documentation required by hedge accounting in order to designate these swaps as hedging instruments, as from their inception, these interest rate swaps qualified for hedge accounting, and, accordingly, since that time, only hedge ineffectiveness amounts arising from the differences in the change in fair value of the hedging instrument and the hedged item are recognized in the Company’s earnings. Assessment and measurement of prospective and retrospective effectiveness for these interest rate swaps are performed on a quarterly basis. For qualifying cash flow hedges, the fair value gain or loss associated with the effective portion of the cash flow hedge is recognized initially in stockholders’ equity, and recognized to the Statement of Income in the periods when the hedged item affects profit or loss. If the forecasted transaction does not occur, the ineffective portion of the gain or loss on the hedging instrument is recognized in the Statement of Income immediately.

The interest rate swap agreements converting floating interest rate exposure into fixed were as follows (in thousands):

Counter-party	Contract Trade Date	Effective Date	Termination Date	Notional Amount on Effective Date	Fixed Rate (Danaos pays)	Floating Rate (Danaos receives)	Fair Value June 30, 2012	Fair Value December 31, 2011
Interest rate swaps designated as hedging instruments
RBS	03/09/2007	3/15/2010	3/15/2015	$200,000	5.07% p.a.	USD LIBOR 3M BBA	$(24,462)	$(26,764)
RBS	03/16/2007	3/20/2009	3/20/2014	$200,000	4.922% p.a.	USD LIBOR 3M BBA	(15,290)	(18,532)
RBS	11/28/2006	11/28/2008	11/28/2013	$100,000	4.855% p.a.	USD LIBOR 3M BBA	(6,227)	(7,923)
RBS	11/28/2006	11/28/2008	11/28/2013	$100,000	4.875% p.a.	USD LIBOR 3M BBA	(6,256)	(7,962)
RBS	12/01/2006	11/28/2008	11/28/2013	$100,000	4.78% p.a.	USD LIBOR 3M BBA	(6,119)	(7,779)
HSH Nordbank	12/06/2006	12/8/2009	12/8/2014	$400,000	4.855% p.a.	USD LIBOR 3M BBA	(42,208)	(47,139)
CITI	04/17/2007	4/17/2008	4/17/2015	$200,000	5.124% p.a.	USD LIBOR 3M BBA	(25,506)	(27,730)
CITI	04/20/2007	4/20/2010	4/20/2015	$200,000	5.1775% p.a.	USD LIBOR 3M BBA	(25,878)	(28,143)
RBS	09/13/2007	10/31/2007	10/31/2012	$500,000	4.745% p.a.	USD LIBOR 3M BBA	(7,361)	(17,277)
RBS	09/13/2007	9/15/2009	9/15/2014	$200,000	4.9775% p.a.	USD LIBOR 3M BBA	(19,743)	(22,604)
RBS	11/16/2007	11/22/2010	11/22/2015	$100,000	5.07% p.a.	USD LIBOR 3M BBA	(15,062)	(15,664)
RBS	11/15/2007	11/19/2010	11/19/2015	$100,000	5.12% p.a.	USD LIBOR 3M BBA	(15,190)	(15,826)
Eurobank	12/06/2007	12/10/2010	12/10/2015	$200,000	4.8125% p.a.	USD LIBOR 3M BBA	(28,713)	(29,584)
CITI	10/23/2007	10/25/2009	10/27/2014	$250,000	4.9975% p.a.	USD LIBOR 3M BBA	(26,027)	(29,468)
CITI	11/02/2007	11/6/2010	11/6/2015	$250,000	5.1% p.a.	USD LIBOR 3M BBA	(37,448)	(39,092)
CITI	11/26/2007	11/29/2010	11/30/2015	$100,000	4.98% p.a.	USD LIBOR 3M BBA	(14,831)	(15,370)
Total fair value of swaps qualifying for hedging							$(316,321)	$(356,857)
Interest rate swaps not designated as hedging instruments
CITI	02/07/2008	2/11/2011	2/11/2016	$200,000	4.695% p.a.	USD LIBOR 3M BBA	(29,100)	(29,579)
Eurobank	02/11/2008	5/31/2011	5/31/2015	$200,000	4.755% p.a.	USD LIBOR 3M BBA	(24,321)	(26,016)
Total fair value of swaps not designated as hedging instruments							$(53,421)	$(55,595)
Total fair value							$(369,742)	$(412,452)

The Company recorded in the condensed consolidated statements of income hedge ineffectiveness gains of $1.8 million and $12.4 million for the six months ended June 30, 2012 and 2011, respectively, unrealized gains of $2.2 million and unrealized loss of $5.8 million in relation to fair value changes of interest rate swaps (not qualifying for hedge accounting) for the six months ended June 30, 2012 and 2011, respectively. Furthermore, deferred realized losses of nil and $0.2 million were reclassified from “Accumulated other comprehensive loss” in the condensed consolidated balance sheets to the condensed consolidated statements of income for the six months ended June 30, 2012 and 2011, respectively. The total fair value change of the interest rate swaps for the six months ended June 30, 2012 and 2011, amounted to $42.7 million and $9.2 million, respectively.

The variable-rate interest on specific borrowings was associated with vessels under construction and was capitalized as a cost of the specific vessels. In accordance with the accounting guidance on derivatives and hedging, the amounts in accumulated other comprehensive income/(loss) related to realized gains or losses on cash flow hedges that have been entered into and qualify for hedge accounting, in order to hedge the variability of that interest, were classified under other comprehensive income/(loss) and are reclassified into earnings over the depreciable life of the constructed asset, since that depreciable life coincides with the amortization period for the capitalized interest cost on the debt. Deferred realized losses on cash flow hedges of $7.0 million and $17.9 million were recorded in other comprehensive loss for the six months ended June 30, 2012 and 2011, respectively. In addition, an amount of $1.5 million and $0.6 million was reclassified into earnings for the six months ended June 30, 2012 and 2011, respectively, representing its amortization over the depreciable life of the vessels. Following the delivery of all of our vessels under construction, deferral of realized losses on cash flow hedges will be eliminated in the future.

	Three months ended June 30,	Three months ended June 30,
	2012	2011
	(in millions)
Total realized losses	$(40.4)	$(40.6)
Realized losses deferred in Other Comprehensive Loss	2.2	8.0
Realized losses expensed in condensed consolidated Statements of Income	(38.2)	(32.6)
Amortization of deferred realized lossess	(0.8)	(0.4)
Unrealized gains/(losses)	1.3	(3.3)
Unrealized and realized losses on cash flow interest rate swaps	$(37.7)	$(36.3)

	Six months ended June 30,	Six months ended June 30,
	2012	2011
	(in millions)
Total realized losses	$(80.4)	$(79.2)
Realized losses deferred in Other Comprehensive Loss	7.0	17.9
Realized losses expensed in condensed consolidated Statements of Income	(73.4)	(61.3)
Amortization of deferred realized loss	(1.5)	(0.6)
Unrealized gains/(losses)	4.0	6.4
Unrealized and realized losses on cash flow interest rate swaps	$(70.9)	$(55.5)

The Company is in an over-hedged position under its cash flow interest rate swaps, which is due to deferred progress payments to shipyards and cancellation of three newbuildings in 2010, replacements of variable interest rate debt with a fixed interest rate seller’s financing and equity proceeds from the Company’s private placement in 2010, all of which reduced initial forecasted variable interest rate debt and resulted in notional cash flow interest rate swaps being above the variable interest rate debt eligible for hedging. Realized losses attributable to the over-hedging position were $12.6 million and $19.9 million for the six months ended June 30, 2012 and 2011, respectively. The over-hedged position described above will be gradually reduced and ultimately eliminated during the second half of 2012, following the delivery of all remaining newbuildings and the full drawdown of the debt.

b.  Fair Value Interest Rate Swap Hedges

These interest rate swaps are designed to economically hedge the fair value of the fixed rate loan facilities against fluctuations in the market interest rates by converting the Company’s fixed rate loan facilities to floating rate debt. Pursuant to the adoption of the Company’s Risk Management Accounting Policy, and after putting in place the formal documentation required by hedge accounting in order to designate these swaps as hedging instruments, as of June 15, 2006, these interest rate swaps qualified for hedge accounting, and, accordingly, since that time, hedge ineffectiveness amounts arising from the differences in the change in fair value of the hedging instrument and the hedged item are recognized in the Company’s earnings. The Company considers its strategic use of interest rate swaps to be a prudent method of managing interest rate sensitivity, as it prevents earnings from being exposed to undue risk posed by changes in interest rates. Assessment and measurement of prospective and retrospective effectiveness for these interest rate swaps are performed on a quarterly basis, on the financial statement and earnings reporting dates.

The interest rate swap agreements converting fixed interest rate exposure into floating were as follows (in thousands):

Counter party	Contract trade Date	Effective Date	Termination Date	Notional Amount on Effective Date	Fixed Rate (Danaos receives)	Floating Rate (Danaos pays)	Fair Value June 30, 2012	Fair Value December 31, 2011
RBS	11/15/2004	12/15/2004	8/27/2016	$60,528	5.0125% p.a.	USD LIBOR 3M BBA + 0.835% p.a.	$1,699	$1,917
RBS	11/15/2004	11/17/2004	11/2/2016	$62,342	5.0125% p.a.	USD LIBOR 3M BBA + 0.855% p.a.	1,835	2,047
Total fair value							$3,534	$3,964

The total fair value change of the interest rate swaps for the period from January 1, 2012 until June 30, 2012, amounted to $0.4 million loss, and is included in the condensed consolidated Statement of Income in “Unrealized and realized loss on derivatives”. The related asset of $3.5 million is shown under “Other non-current assets” in the condensed consolidated balance sheet. The total fair value change of the underlying hedged debt for the period from January 1, 2012 until June 30, 2012, was $0.9 million gain. The net ineffectiveness for the six months ended June 30, 2012, amounted to $0.5 million gain and is shown in the condensed consolidated Statement of Income in “Unrealized and realized loss on derivatives”.

	Three months ended June 30, 2012	Three months ended June 30, 2011
	(in millions)
Unrealized gains/(losses) on swap asset	$(0.2)	$0.3
Unrealized gains/(losses) on fair value of hedged debt	0.3	(0.1)
Amortization of fair value of hedged debt	0.2	0.2
Realized gains	0.4	0.5
Unrealized and realized losses on fair value interest rate swaps	$0.7	$0.9

	Six months ended June 30, 2012	Six months ended June 30, 2011
	(in millions)
Unrealized gains/(losses) on swap asset	$(0.4)	$(0.3)
Unrealized gains/(losses) on fair value of hedged debt	0.6	0.6
Amortization of fair value of hedged debt	0.3	0.4
Realized gains	0.9	1.1
Unrealized and realized losses on fair value interest rate swaps	$1.4	$1.8

c.  Fair Value of Financial Instruments

The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value.

Level I:  Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable. The Company did not use any Level 3 inputs as of June 30, 2012.

The following tables present the Company’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

	Fair Value Measurements as of June 30, 2012
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Assets
Interest rate swap contracts	$3,534	$—	$3,534	$—
Liabilities
Interest rate swap contracts	$369,742	$—	$369,742	$—

	Fair Value Measurements as of December 31, 2011
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Assets
Interest rate swap contracts	$3,964	$—	$3,964	$—
Liabilities
Interest rate swap contracts	$412,452	$—	$412,452	$—

Interest rate swap contracts are measured at fair value on a recurring basis. Fair value is determined based on inputs that are readily available in public markets or can be derived from information available in publicly quoted markets. Such instruments are typically classified within Level 2 of the fair value hierarchy. The fair values of the interest rate swap contracts have been calculated by discounting the projected future cash flows of both the fixed rate and variable rate interest payments. Projected interest payments are calculated using the appropriate prevailing market forward rates and are discounted using the zero-coupon curve derived from the swap yield curve. Refer to Note 11(a)-(b) above for further information on the Company’s interest rate swap contracts.

The Company is exposed to credit-related losses in the event of nonperformance of its counterparties in relation to these financial instruments. As of June 30, 2012, these financial instruments are in the counterparties’ favor. The Company has considered its risk of non-performance and of its counterparties in accordance with the relevant guidance of fair value accounting. The Company performs evaluations of its counterparties for credit risk through ongoing monitoring of their financial health and risk profiles to identify risk or changes in their credit ratings.

The estimated fair values of the Company’s financial instruments are as follows:

	As of June 30, 2012		As of December 31, 2011
	Book Value	Fair Value	Book Value	Fair Value
	(in thousands of $)
Cash and cash equivalents	$47,218	$47,218	$51,362	$51,362
Restricted cash, including current portion	$3,250	$3,250	$2,909	$2,909
Accounts receivable, net	$5,439	$5,439	$4,176	$4,176
Notes receivable from ZIM	$28,627	$29,523	$23,538	$23,847
Accounts payable	$19,251	$19,251	$15,144	$15,144
Long-term debt, including current portion	$3,241,967	$3,241,967	$3,002,247	$3,002,247
Vendor financing, including current portion	$190,000	$190,712	$65,145	$65,034

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows (in thousands):

	Fair Value Measurements as of June 30, 2012
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Cash and cash equivalents	$47,218	$47,218	$—	$—
Restricted cash	$3,250	$3,250	$—	$—
Notes receivable from ZIM(1)	$29,523	$—	$29,523	$—
Long-term debt, including current portion(2)	$3,241,967	$—	$3,241,967	$—
Vendor financing, including current portion(3)	$190,712	$—	$190,712	$—

(1)                       The fair value is estimated based on currently available information on the Company’s counterparty, other contracts with similar terms, remaining maturities and interest rates.

(2)                       The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, as well as taking into account our creditworthiness.

(3)                       The fair value of the Company’s Vendor financing is estimated based on currently available financing with similar contract terms, interest rate and remaining maturities, as well as taking into account our creditworthiness.

Commitments and Contingencies	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies
Commitments and Contingencies

12                       Commitments and Contingencies

Commitments

As of June 30, 2012, the Company completed its extensive newbuilding program and has taken delivery of all of its vessels under construction. As of December 31, 2011, the Company had outstanding commitments of $482.5 million for the construction of container vessels as follows (in thousands):

Vessel	TEU	Contract Price	As of June 30, 2012	As of December 31, 2011
CMA CGM Melisande	8,530	117,500	—	23,500
Hyundai Together	13,100	168,542	—	85,084
Hyundai Tenacity	13,100	168,542	—	85,084
Hyundai Smart	13,100	168,542	—	85,084
Hyundai Speed	13,100	168,542	—	101,850
Hyundai Ambition	13,100	168,542	—	101,850
	74,030	$960,210	$—	$482,452

Contingencies

During 2004, the Company entered into a structured finance transaction involving six vessels in its fleet (including two vessels then under construction) whereby such vessels were acquired by separate partnerships formed by a subsidiary of Lloyds Bank ("Lloyds") together with Allco Finance Limited, a U.K.-based financing company, and Allco Finance UK Limited, a U.K.-based financing company, which then agreed to lease the vessels to the Company. In 2008, the Company exercised its right, pursuant to the terms of these arrangements, as restructured in October 2007, to have its wholly owned subsidiaries replace the partnerships as direct owners of these six vessels. As part of the 2007 restructuring the Company agreed to indemnify the counterparties for up to 90% of any resulting tax liabilities, plus tax gross-up payments if applicable, in the event Lloyds tax treatment of the transactions were challenged by the tax authorities.

Lloyds has informed the Company that the U.K. tax authority, Her Majesty's Revenue and Customs, is investigating and has challenged the tax position of the partnership formed by its subsidiary and the Allco entities relating to the six vessels. Lloyds has not yet made a claim for indemnification from the Company. The Company, subject to certain conditions, has the right to cause Lloyds to litigate any tax assessment that may trigger these indemnification obligations. Although the Company is not the primary taxpaying entity involved in this investigation and has not been in discussions with the U.K. tax authorities, the Company believes that Lloyds' tax position is correct and that it could cause Lloyds to litigate any tax assessment. As such, the Company believes a loss resulting from this matter is not probable and no accrual has been made in the Company's consolidated financial statements. For the above reasons, the Company is currently unable to estimate the reasonably possible loss or range of reasonably possible losses under its indemnification obligations relating to these matters. Lloyds has preliminarily indicated to the Company, however, that, if the litigation of any tax assessment were not successful, its indemnification claim could amount to up to £72.8 million and that it believes that the matter could be resolved without litigation with an indemnification payment by the Company of £13.0 million.

On November 22, 2010, a purported Company shareholder filed a derivative complaint in the High Court of the Republic of the Marshall Islands. The derivative complaint names as defendants seven of the eight members of the Company’s board of directors at the time the complaint was filed. The derivative complaint challenges the amendments in 2009 and 2010 to the Company’s management agreement with Danaos Shipping and certain aspects of the sale of common stock in August 2010. The complaint includes counts for breach of fiduciary duty and unjust enrichment. On February 11, 2011, the Company filed a motion to dismiss the Complaint. After briefing was completed, the Court heard oral argument on October 26, 2011. On December 21, 2011, the Court granted the Company’s motion to dismiss but gave the plaintiff leave to file an amended complaint. Plaintiff filed the amended complaint on January 30, 2012. The amended complaint names the same parties and bases its claims on the same transactions. The Company has moved to dismiss the amended complaint and completed briefing on that motion on July 16, 2012.  In the opinion of management, the disposition of this lawsuit will not have a material effect on the Company’s results of operations, financial position and cash flows.

Other than as described above, there are no material legal proceedings to which the Company is a party or to which any of its properties are the subject, or other contingencies that the Company is aware of, other than routine litigation incidental to the Company’s business.

Stockholders' Equity	6 Months Ended
Jun. 30, 2012
Stockholders' Equity
Stockholders' Equity

13     Stockholders’ Equity

As of April 18, 2008, the Board of Directors and the Compensation Committee approved incentive compensation of Manager’s employees with its shares from time to time, after specific for each such time, decision by the compensation committee and the Board of Directors in order to provide a means of compensation in the form of free shares to certain employees of the Manager of the Company’s common stock. The plan was effective as of December 31, 2008. Pursuant to the terms of the plan, employees of the Manager may receive (from time to time) shares of the Company’s common stock as additional compensation for their services offered during the preceding period. The stock will have no vesting period and the employee will own the stock immediately after grant. The total amount of stock to be granted to employees of the Manager will be at the Company’s Board of Directors’ discretion only and there will be no contractual obligation for any stock to be granted as part of the employees’ compensation package in future periods. As of December 12, 2011, the Company granted 18,650 shares to certain employees of the Manager and recorded in “General and Administrative Expenses” an expense of $0.1 million representing the fair value of the stock granted as at the date of grant. The Company issued 18,041 new shares of common stock in the first quarter of 2012 and will issue the remaining 609 shares of common stock in 2012 to be distributed to the employees of the Manager in settlement of the shares granted in 2011. As of June 30, 2012, the Company had not granted any shares under the plans in 2012.

The Company has also established the Directors Share Payment Plan under its 2006 equity compensation plan. The purpose of the plan is to provide a means of payment of all or a portion of compensation payable to directors of the Company in the form of Company’s Common Stock. The plan was effective as of April 18, 2008. Each member of the Board of Directors of the Company may participate in the plan. Pursuant to the terms of the plan, directors may elect to receive in Common Stock all or a portion of their compensation. During the three months ended March 31, 2012, one director elected to receive in Company shares 50% of his compensation and one director elected to receive in Company shares 100% of his compensation. During the three months ended June 30, 2012, one director elected to receive in Company shares 50% of his compensation. On the last business day of the first and second quarter of 2012, rights to receive 6,234 shares in aggregate and 1,929 shares in aggregate for the three months ended March 31, 2012 and June 30, 2012, respectively, were credited to the Director’s Share Payment Account. As of June 30, 2012 less than $0.1 million were reported in “Additional Paid-in Capital” in respect of these rights. Following December 31 of each year, the Company delivers to each Director the number of shares represented by the rights credited to their Share Payment Account during the preceding calendar year. Of the new shares issued by the Company in the first quarter of 2012, 22,200 new shares of common stock were distributed to directors of the Company in full settlement of shares credited as of December 31, 2011.

Earnings/(Loss) per Share	6 Months Ended
Jun. 30, 2012
Earnings/(Loss) per Share
Earnings/(Loss) per Share

14     Earnings/(Loss) per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Three months ended
	June 30, 2012	June 30, 2011
	(in thousands)
Numerator:
Net income/(Loss)	$8,966	$(231)

Denominator (number of shares):
Basic and diluted weighted average common shares outstanding	109,611	108,975

	Six months ended
	June 30, 2012	June 30, 2011
	(in thousands)
Numerator:
Net income	$18,308	$5,212

Denominator (number of shares):
Basic and diluted weighted average common shares outstanding	109,608	108,794

The Warrants issued and outstanding as of June 30, 2012 and June 30, 2011, were excluded from the diluted Earnings/(losses) per Share, because they were antidilutive.

Sale of Vessel	6 Months Ended
Jun. 30, 2012
Sale of Vessel
Sale of Vessel

15     Sale of Vessel

On April 27, 2012, the Company sold and delivered the Montreal (ex Hanjin Montreal). The net sale consideration was $5.6 million. The Company realized a net gain on this sale of $0.8 million. The Montreal (ex Hanjin Montreal) was 28 years old and was generating revenue under its time charter, which expired on March 31, 2012 (refer to Note 4, Fixed Assets, net).

Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2012
Significant Accounting Policies
Recent Accounting Pronouncements

Recent Accounting Pronouncements

Fair Value

In May 2011, the FASB issued new guidance for fair value measurements intended to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The amended guidance provides a consistent definition of fair value to ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. The amended guidance changes certain fair value measurement principles and enhances the disclosure requirements, particularly for Level 3 fair value measurements. The amended guidance was effective for the Company beginning January 1, 2012. The adoption of the new guidance for fair value measurements had no effect on the Company’s condensed consolidated financial statements.

Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2012
Basis of Presentation and General Information
Schedule of the vessel owning (including vessels under contract and/or construction) companies (the Danaos Subsidiaries)

Company	Date of Incorporation	Vessel Name	Year Built	TEU
Seasenator Shipping Ltd.	June 11, 1996	Honour	1989	3,908
Seacaravel Shipping Ltd.	June 11, 1996	Hope	1989	3,908
Appleton Navigation S.A.	May 12, 1998	Komodo	1991	2,917
Geoffrey Shipholding Ltd.	September 22, 1997	Kalamata	1991	2,917
Lacey Navigation Inc.	March 5, 1998	Elbe	1991	2,917
Saratoga Trading S.A.	May 8, 1998	SCI Pride	1988	3,129
Tyron Enterprises S.A.	January 26, 1999	Henry	1986	3,039
Independence Navigation Inc.	October 9, 2002	Independence	1986	3,045
Victory Shipholding Inc.	October 9, 2002	Lotus	1988	3,098
Duke Marine Inc.	April 14, 2003	Hyundai Duke	1992	4,651
Commodore Marine Inc.	April 14, 2003	Hyundai Commodore	1992	4,651
Containers Services Inc.	May 30, 2002	Deva	2004	4,253
Containers Lines Inc.	May 30, 2002	Derby D	2004	4,253
Oceanew Shipping Ltd.	January 14, 2002	CSCL Europe	2004	8,468
Oceanprize Navigation Ltd.	January 21, 2003	CSCL America	2004	8,468
Federal Marine Inc.	February 14, 2006	Hyundai Federal	1994	4,651
Karlita Shipping Co. Ltd.	February 27, 2003	CSCL Pusan	2006	9,580
Ramona Marine Co. Ltd.	February 27, 2003	CSCL Le Havre	2006	9,580
Boxcarrier (No. 6) Corp.	June 27, 2006	Marathonas	1991	4,814
Boxcarrier (No. 7) Corp.	June 27, 2006	Messologi	1991	4,814
Boxcarrier (No. 8) Corp.	November 16, 2006	Mytilini	1991	4,814
Auckland Marine Inc.	January 27, 2005	SNL Colombo	2004	4,300
Seacarriers Services Inc.	June 28, 2005	YM Seattle	2007	4,253
Speedcarrier (No. 1) Corp.	June 28, 2007	Hyundai Vladivostok	1997	2,200
Speedcarrier (No. 2) Corp.	June 28, 2007	Hyundai Advance	1997	2,200
Speedcarrier (No. 3) Corp.	June 28, 2007	Hyundai Stride	1997	2,200
Speedcarrier (No. 5) Corp.	June 28, 2007	Hyundai Future	1997	2,200
Speedcarrier (No. 4) Corp.	June 28, 2007	Hyundai Sprinter	1997	2,200
Wellington Marine Inc.	January 27, 2005	YM Singapore	2004	4,300
Seacarriers Lines Inc.	June 28, 2005	YM Vancouver	2007	4,253
Speedcarrier (No. 7) Corp.	December 6, 2007	Hyundai Highway	1998	2,200
Speedcarrier (No. 6) Corp.	December 6, 2007	Hyundai Progress	1998	2,200
Speedcarrier (No. 8) Corp.	December 6, 2007	Hyundai Bridge	1998	2,200
Bayview Shipping Inc.	March 22, 2006	Zim Rio Grande	2008	4,253
Channelview Marine Inc.	March 22, 2006	Zim Sao Paolo	2008	4,253
Balticsea Marine Inc.	March 22, 2006	Zim Kingston	2008	4,253
Continent Marine Inc.	March 22, 2006	Zim Monaco	2009	4,253
Medsea Marine Inc.	May 8, 2006	Zim Dalian	2009	4,253
Blacksea Marine Inc.	May 8, 2006	Zim Luanda	2009	4,253
Boxcarrier (No. 1) Corp.	June 27, 2006	CMA CGM Moliere(1)	2009	6,500
Boxcarrier (No. 2) Corp.	June 27, 2006	CMA CGM Musset(1)	2010	6,500
Boxcarrier (No. 3) Corp.	June 27, 2006	CMA CGM Nerval(1)	2010	6,500
Boxcarrier (No. 4) Corp.	June 27, 2006	CMA CGM Rabelais(1)	2010	6,500
Boxcarrier (No. 5) Corp.	June 27, 2006	CMA CGM Racine(1)	2010	6,500
Expresscarrier (No. 1) Corp.	March 5, 2007	YM Mandate	2010	6,500
Expresscarrier (No. 2) Corp.	March 5, 2007	YM Maturity	2010	6,500
CellContainer (No. 1) Corp.	March 23, 2007	Hanjin Buenos Aires	2010	3,400
CellContainer (No. 2) Corp.	March 23, 2007	Hanjin Santos	2010	3,400
CellContainer (No. 3) Corp.	March 23, 2007	Hanjin Versailles	2010	3,400
CellContainer (No. 4) Corp.	March 23, 2007	Hanjin Algeciras	2011	3,400
CellContainer (No. 5) Corp.	March 23, 2007	Hanjin Constantza	2011	3,400
CellContainer (No. 6) Corp.	October 31, 2007	Hanjin Germany	2011	10,100
CellContainer (No. 7) Corp.	October 31, 2007	Hanjin Italy	2011	10,100
CellContainer (No. 8) Corp.	October 31, 2007	Hanjin Greece	2011	10,100
Teucarrier (No. 1) Corp.	January 31, 2007	CMA CGM Attila	2011	8,530
Teucarrier (No. 2) Corp.	January 31, 2007	CMA CGM Tancredi	2011	8,530
Teucarrier (No. 3) Corp.	January 31, 2007	CMA CGM Bianca	2011	8,530

Company	Date of Incorporation	Vessel Name	Year Built	TEU
Teucarrier (No. 4) Corp.	January 31, 2007	CMA CGM Samson	2011	8,530
Teucarrier (No. 5) Corp.	September 17, 2007	CMA CGM Melisande	2012	8,530
Megacarrier (No. 1) Corp.	September 10, 2007	Hyundai Together	2012	13,100
Megacarrier (No. 2) Corp.	September 10, 2007	Hyundai Tenacity	2012	13,100
Megacarrier (No. 3) Corp.	September 10, 2007	Hyundai Smart	2012	13,100
Megacarrier (No. 4) Corp.	September 10, 2007	Hyundai Speed	2012	13,100
Megacarrier (No. 5) Corp.	September 10, 2007	Hyundai Ambition	2012	13,100

(1)         Vessel subject to charterer’s option to purchase vessel after first eight years of time charter term for $78.0 million

Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2012
Restricted Cash
Schedule of restricted cash

	As of June 30, 2012	As of December 31, 2011
Retention account	$2,820	$2,909
Restricted deposits	$430	$—
Total	$3,250	$2,909

Fixed assets, net (Tables)	6 Months Ended
Jun. 30, 2012
Fixed assets, net
Schedule of vessels' cost, accumulated depreciation and changes thereto

	Vessel Cost	Accumulated Depreciation	Net Book Value
As of January 1, 2011	$2,629,136	$(355,653)	$2,273,483
Additions	1,074,646	(106,178)	968,468
As of December 31, 2011	$3,703,782	$(461,831)	$3,241,951
Additions	1,022,412	(66,907)	955,505
Disposal	(20,607)	15,802	(4,805)
As of June 30, 2012	$4,705,587	$(512,936)	$4,192,651

Advances for Vessels under Construction (Tables)	6 Months Ended
Jun. 30, 2012
Advances for Vessels under Construction
Schedule of advances for vessels under construction

	As of June 30, 2012	As of December 31, 2011
Advance payments for vessels	$—	$196,730
Progress payments for vessels	—	288,091
Capitalized interest	—	39,465
Total	$—	$524,286

Schedule of advances for vessels under construction and transfers to vessels' cost

As of January 1, 2011	$904,421
Additions	693,030
Transfer to vessels’ cost	(1,073,165)
As of December 31, 2011	$524,286
Additions	497,661
Transfer to vessels’ cost	(1,021,947)
As of June 30, 2012	$—

Deferred Charges, net (Tables)	6 Months Ended
Jun. 30, 2012
Deferred Charges, net
Schedule of deferred charges, net

	Drydocking and Special Survey Costs	Finance and other Costs	Total Deferred Charges
As of January 1, 2011	$5,013	$19,679	$24,692
Additions	7,218	83,301	90,519
Amortization	(5,800)	(9,700)	(15,500)
As of December 31, 2011	$6,431	$93,280	$99,711
Additions	4,158	142	4,300
Amortization	(2,614)	(6,630)	(9,244)
As of June 30, 2012	$7,975	$86,792	$94,767

Other Non-current Assets (Tables)	6 Months Ended
Jun. 30, 2012
Other Non-current Assets
Schedule of other non-current assets

	As of June 30, 2012	As of December 31, 2011
Fair value of swaps	$3,534	$3,964
Notes receivable from ZIM	28,627	23,538
Other non-current assets	1,380	1,363
Total	$33,541	$28,865

Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2012
Accrued Liabilities
Schedule of accrued liabilities

	As of June 30, 2012	As of December 31, 2011
Accrued payroll	$1,162	$1,109
Accrued interest	12,914	10,543
Accrued expenses	25,251	24,465
Total	$39,327	$36,117

Other Current and Long-term Liabilities (Tables)	6 Months Ended
Jun. 30, 2012
Other Current and Long-term Liabilities
Schedule of other current liabilities

	As of June 30, 2012	As of December 31, 2011
Fair value of swaps	$113,149	$120,623
Other current liabilities	365	—
Total	$113,514	$299,300

Schedule of other long-term liabilities

	As of June 30, 2012	As of December 31, 2011
Fair value of swaps	$256,593	$291,829
Other long-term liabilities	8,455	7,471
Total	$265,048	$299,300

Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2012
Long-Term Debt
Schedule of long-term debt
Lender	As of June 30, 2012	Current portion	Long-term portion	As of December 31, 2011	Current portion	Long-term portion
The Royal Bank of Scotland	$686,800	$202	$686,598	$663,300	$—	$663,300
HSH Nordbank	35,000	2,038	32,962	35,000	—	35,000
The Export-Import Bank of Korea (“KEXIM”)	44,495	10,369	34,126	49,679	10,369	39,310
The Export-Import Bank of Korea & ABN Amro	84,984	11,250	73,734	90,609	11,250	79,359
Deutsche Bank	180,000	1,053	178,947	180,000	—	180,000
Emporiki Bank of Greece	156,800	2,191	154,609	156,800	—	156,800
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank	658,160	—	658,160	664,325	—	664,325
Credit Suisse	221,100	2,371	218,729	221,100	—	221,100
ABN Amro-Lloyds TSB-National Bank of Greece	253,200	2,334	250,866	253,200	—	253,200
Deutsche Schiffsbank-Credit Suisse-Emporiki Bank of Greece	298,500	4,117	294,383	298,500	—	298,500
The Royal Bank of Scotland (New Credit Facility)	100,000	1,911	98,089	57,200	—	57,200
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank (New Credit Facility)	123,750	7,207	116,543	70,250	—	70,250
ABN Amro-Lloyds TSB-National Bank of Greece (New Credit Facility)	37,100	2,800	34,300	37,100	—	37,100
Sinosure CEXIM-Citi-ABN Amro Credit Facility	193,230	20,340	172,890	203,400	20,340	183,060
Club Facility (New Credit Facility)	83,900	—	83,900	16,780	—	16,780
Citi-Eurobank (New Credit Facility)	80,000	2,278	77,722	—	—	—
Comprehensive Financing Plan exit fee accrued	2,505	—	2,505	1,592	—	1,592
Fair value hedged debt	2,443	—	2,443	3,412	—	3,412
Total long-term debt	$3,241,967	$70,461	$3,171,506	$3,002,247	$41,959	$2,960,288
Hyundai Samho Vendor Financing	$190,000	$39,551	$150,449	$65,145	$10,857	$54,288

Schedule of maturities of long-term debt for the next five years and thereafter

Payment due by period ended	Fixed principal repayments	Variable principal payments	Final Payment due on December 31, 2018*	Total principal payments
June 30, 2013	$61,440	$9,021	$—	$70,461
June 30, 2014	129,274	31,779	—	161,053
June 30, 2015	142,861	42,674	—	185,535
June 30, 2016	168,810	111,926	—	280,736
June 30, 2017	185,475	194,544	—	380,019
June 30, 2018 and thereafter	407,289	271,118	1,480,808	2,159,215
Total long-term debt	$1,095,149	$661,062	$1,480,808	$3,237,019

* The last payment due on December 31, 2018, includes the unamortized remaining principal debt balances, as such amount will be determinable following the fixed and variable amortization.

Schedule of quarterly principal payments in fixed amounts in relation to total debt commitments from the lenders under the Bank Agreement and New Credit Facilities

	February 15,	May 15,	August 15,	November 15,	December 31,	Total
2013	—	19,481,395	21,167,103	21,482,169	—	62,130,667
2014	22,722,970	21,942,530	22,490,232	24,654,040	—	91,809,772
2015	26,736,647	27,021,750	25,541,180	34,059,102	—	113,358,679
2016	30,972,971	36,278,082	32,275,598	43,852,513	—	143,379,164
2017	44,938,592	36,690,791	35,338,304	31,872,109	—	148,839,796
2018	34,152,011	37,585,306	44,398,658	45,333,618	65,969,274	227,438,867
Total						786,956,945

*            The Company may elect to make the scheduled payments shown in the above table three months earlier.

Hyundai Samho vendor financing
Long-Term Debt
Schedule of maturities of long-term debt for the next five years and thereafter

Payment due by period ended
June 30, 2013	$39,551
June 30, 2014	57,388
June 30, 2015	57,388
June 30, 2016	35,673
Total vendor financing	$190,000

Credit Facilities
Long-Term Debt
Schedule of long-term debt

Lender	Outstanding Principal Amount (in millions)(1)	Collateral Vessels
Previously Existing Credit Facilities
The Royal Bank of Scotland(2)	$686.8

The Hyundai Progress, the Hyundai Highway, the Hyundai Bridge, the Hyundai Federal (ex APL Federal), the Zim Monaco, the Hanjin Buenos Aires, the Hanjin Versailles, the Hanjin Algeciras, the CMA CGM Racine and the CMA CGM Melisande

Aegean Baltic Bank—HSH Nordbank—Piraeus Bank(3)	$658.2

The Elbe, the Kalamata, the Komodo, the Henry, the Hyundai Commodore (ex APL Commodore), the Hyundai Duke (ex APL Duke), the Independence, the Marathonas, the Messologi, the Mytilini, the Hope, the Honour, the SCI Pride, the Lotus, the Hyundai Vladivostok, the Hyundai Advance, the Hyundai Stride, the Hyundai Future, the Hyundai Sprinter

Emporiki Bank of Greece S.A.	$156.8	The CMA CGM Moliere and the CMA CGM Musset
Deutsche Bank	$180.0	The Zim Rio Grande, the Zim Sao Paolo and the Zim Kingston
Credit Suisse	$221.1	The Zim Luanda, the CMA CGM Nerval and the YM Mandate
ABN Amro—Lloyds TSB—National Bank of Greece	$253.2	The YM Colombo (ex SNL Colombo), the YM Seattle, the YM Vancouver and the YM Singapore
Deutsche Schiffsbank—Credit Suisse—Emporiki Bank	$298.5	The ZIM Dalian, the Hanjin Santos YM Maturity, the Hanjin Constantza and the CMA CGM Attila
HSH Nordbank	$35.0	The Deva and the Derby D
KEXIM	$44.5	The CSCL Europe and the CSCL America
KEXIM—ABN Amro	$85.0	The CSCL Pusan and the CSCL Le Havre
New Credit Facilities
Aegean Baltic—HSH Nordbank—Piraeus Bank	$123.8	The Hyundai Speed, the Hanjin Italy and the CMA CGM Rabelais
RBS	$100.0	The Hyundai Smart and the Hanjin Germany
ABN Amro Club Facility	$37.1	The Hanjin Greece
Club Facility	$83.9	The Hyundai Together and the Hyundai Tenacity
Citi-Eurobank	$80.0	The Hyundai Ambition
Sinosure-CEXIM-Citi-ABN Amro	$193.2	The CMA CGM Tancredi, the CMA CGM Bianca and the CMA CGM Samson
Hyundai Samho Vendor	$190.0	Second priority liens on the Hyundai Smart, the Hyundai Speed, the Hyundai Ambition, the Hyundai Together, the Hyundai Tenacity, the Hanjin Greece, the Hanjin Italy and the Hanjin Germany

(1)                                 As of June 30, 2012.

(2)                                 Pursuant to the Bank Agreement, this credit facility is also secured by a second priority lien on the Derby D, the CSCL America and the CSCL Le Havre.

(3)                                 Pursuant to the Bank Agreement, this credit facility is also secured by a second priority lien on the Deva, the CSCL Europe and the CSCL Pusan.

Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2012
Financial Instruments
Schedule of assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy

	Fair Value Measurements as of June 30, 2012
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Assets
Interest rate swap contracts	$3,534	$—	$3,534	$—
Liabilities
Interest rate swap contracts	$369,742	$—	$369,742	$—

	Fair Value Measurements as of December 31, 2011
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Assets
Interest rate swap contracts	$3,964	$—	$3,964	$—
Liabilities
Interest rate swap contracts	$412,452	$—	$412,452	$—

Schedule of estimated fair values of the financial instruments

	As of June 30, 2012		As of December 31, 2011
	Book Value	Fair Value	Book Value	Fair Value
	(in thousands of $)
Cash and cash equivalents	$47,218	$47,218	$51,362	$51,362
Restricted cash, including current portion	$3,250	$3,250	$2,909	$2,909
Accounts receivable, net	$5,439	$5,439	$4,176	$4,176
Notes receivable from ZIM	$28,627	$29,523	$23,538	$23,847
Accounts payable	$19,251	$19,251	$15,144	$15,144
Long-term debt, including current portion	$3,241,967	$3,241,967	$3,002,247	$3,002,247
Vendor financing, including current portion	$190,000	$190,712	$65,145	$65,034

Schedule of estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy

	Fair Value Measurements as of June 30, 2012
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Cash and cash equivalents	$47,218	$47,218	$—	$—
Restricted cash	$3,250	$3,250	$—	$—
Notes receivable from ZIM(1)	$29,523	$—	$29,523	$—
Long-term debt, including current portion(2)	$3,241,967	$—	$3,241,967	$—
Vendor financing, including current portion(3)	$190,712	$—	$190,712	$—

(1)                       The fair value is estimated based on currently available information on the Company’s counterparty, other contracts with similar terms, remaining maturities and interest rates.

(2)                       The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, as well as taking into account our creditworthiness.

(3)                       The fair value of the Company’s Vendor financing is estimated based on currently available financing with similar contract terms, interest rate and remaining maturities, as well as taking into account our creditworthiness.

Cash Flow Hedges
Financial Instruments
Schedule of interest rate swap agreements converting fixed interest rate exposure into floating for fair value interest rate swap hedges and interest rate swap agreements converting floating interest rate exposure into fixed for cash flow interest rate swap hedges

Counter-party	Contract Trade Date	Effective Date	Termination Date	Notional Amount on Effective Date	Fixed Rate (Danaos pays)	Floating Rate (Danaos receives)	Fair Value June 30, 2012	Fair Value December 31, 2011
Interest rate swaps designated as hedging instruments
RBS	03/09/2007	3/15/2010	3/15/2015	$200,000	5.07% p.a.	USD LIBOR 3M BBA	$(24,462)	$(26,764)
RBS	03/16/2007	3/20/2009	3/20/2014	$200,000	4.922% p.a.	USD LIBOR 3M BBA	(15,290)	(18,532)
RBS	11/28/2006	11/28/2008	11/28/2013	$100,000	4.855% p.a.	USD LIBOR 3M BBA	(6,227)	(7,923)
RBS	11/28/2006	11/28/2008	11/28/2013	$100,000	4.875% p.a.	USD LIBOR 3M BBA	(6,256)	(7,962)
RBS	12/01/2006	11/28/2008	11/28/2013	$100,000	4.78% p.a.	USD LIBOR 3M BBA	(6,119)	(7,779)
HSH Nordbank	12/06/2006	12/8/2009	12/8/2014	$400,000	4.855% p.a.	USD LIBOR 3M BBA	(42,208)	(47,139)
CITI	04/17/2007	4/17/2008	4/17/2015	$200,000	5.124% p.a.	USD LIBOR 3M BBA	(25,506)	(27,730)
CITI	04/20/2007	4/20/2010	4/20/2015	$200,000	5.1775% p.a.	USD LIBOR 3M BBA	(25,878)	(28,143)
RBS	09/13/2007	10/31/2007	10/31/2012	$500,000	4.745% p.a.	USD LIBOR 3M BBA	(7,361)	(17,277)
RBS	09/13/2007	9/15/2009	9/15/2014	$200,000	4.9775% p.a.	USD LIBOR 3M BBA	(19,743)	(22,604)
RBS	11/16/2007	11/22/2010	11/22/2015	$100,000	5.07% p.a.	USD LIBOR 3M BBA	(15,062)	(15,664)
RBS	11/15/2007	11/19/2010	11/19/2015	$100,000	5.12% p.a.	USD LIBOR 3M BBA	(15,190)	(15,826)
Eurobank	12/06/2007	12/10/2010	12/10/2015	$200,000	4.8125% p.a.	USD LIBOR 3M BBA	(28,713)	(29,584)
CITI	10/23/2007	10/25/2009	10/27/2014	$250,000	4.9975% p.a.	USD LIBOR 3M BBA	(26,027)	(29,468)
CITI	11/02/2007	11/6/2010	11/6/2015	$250,000	5.1% p.a.	USD LIBOR 3M BBA	(37,448)	(39,092)
CITI	11/26/2007	11/29/2010	11/30/2015	$100,000	4.98% p.a.	USD LIBOR 3M BBA	(14,831)	(15,370)
Total fair value of swaps qualifying for hedging							$(316,321)	$(356,857)
Interest rate swaps not designated as hedging instruments
CITI	02/07/2008	2/11/2011	2/11/2016	$200,000	4.695% p.a.	USD LIBOR 3M BBA	(29,100)	(29,579)
Eurobank	02/11/2008	5/31/2011	5/31/2015	$200,000	4.755% p.a.	USD LIBOR 3M BBA	(24,321)	(26,016)
Total fair value of swaps not designated as hedging instruments							$(53,421)	$(55,595)
Total fair value							$(369,742)	$(412,452)

Schedule of unrealized and realized losses on cash flow interest rate swaps

	Three months ended June 30,	Three months ended June 30,
	2012	2011
	(in millions)
Total realized losses	$(40.4)	$(40.6)
Realized losses deferred in Other Comprehensive Loss	2.2	8.0
Realized losses expensed in condensed consolidated Statements of Income	(38.2)	(32.6)
Amortization of deferred realized lossess	(0.8)	(0.4)
Unrealized gains/(losses)	1.3	(3.3)
Unrealized and realized losses on cash flow interest rate swaps	$(37.7)	$(36.3)

	Six months ended June 30,	Six months ended June 30,
	2012	2011
	(in millions)
Total realized losses	$(80.4)	$(79.2)
Realized losses deferred in Other Comprehensive Loss	7.0	17.9
Realized losses expensed in condensed consolidated Statements of Income	(73.4)	(61.3)
Amortization of deferred realized loss	(1.5)	(0.6)
Unrealized gains/(losses)	4.0	6.4
Unrealized and realized losses on cash flow interest rate swaps	$(70.9)	$(55.5)

Fair Value Hedges
Financial Instruments
Schedule of interest rate swap agreements converting fixed interest rate exposure into floating for fair value interest rate swap hedges and interest rate swap agreements converting floating interest rate exposure into fixed for cash flow interest rate swap hedges

Counter party	Contract trade Date	Effective Date	Termination Date	Notional Amount on Effective Date	Fixed Rate (Danaos receives)	Floating Rate (Danaos pays)	Fair Value June 30, 2012	Fair Value December 31, 2011
RBS	11/15/2004	12/15/2004	8/27/2016	$60,528	5.0125% p.a.	USD LIBOR 3M BBA + 0.835% p.a.	$1,699	$1,917
RBS	11/15/2004	11/17/2004	11/2/2016	$62,342	5.0125% p.a.	USD LIBOR 3M BBA + 0.855% p.a.	1,835	2,047
Total fair value							$3,534	$3,964

Schedule of unrealized and realized losses on cash flow interest rate swaps

	Three months ended June 30, 2012	Three months ended June 30, 2011
	(in millions)
Unrealized gains/(losses) on swap asset	$(0.2)	$0.3
Unrealized gains/(losses) on fair value of hedged debt	0.3	(0.1)
Amortization of fair value of hedged debt	0.2	0.2
Realized gains	0.4	0.5
Unrealized and realized losses on fair value interest rate swaps	$0.7	$0.9

	Six months ended June 30, 2012	Six months ended June 30, 2011
	(in millions)
Unrealized gains/(losses) on swap asset	$(0.4)	$(0.3)
Unrealized gains/(losses) on fair value of hedged debt	0.6	0.6
Amortization of fair value of hedged debt	0.3	0.4
Realized gains	0.9	1.1
Unrealized and realized losses on fair value interest rate swaps	$1.4	$1.8

Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies
Schedule of outstanding commitments for the construction of container vessels

Vessel	TEU	Contract Price	As of June 30, 2012	As of December 31, 2011
CMA CGM Melisande	8,530	117,500	—	23,500
Hyundai Together	13,100	168,542	—	85,084
Hyundai Tenacity	13,100	168,542	—	85,084
Hyundai Smart	13,100	168,542	—	85,084
Hyundai Speed	13,100	168,542	—	101,850
Hyundai Ambition	13,100	168,542	—	101,850
	74,030	$960,210	$—	$482,452

Earnings/(Loss) per Share (Tables)	6 Months Ended
Jun. 30, 2012
Earnings/(Loss) per Share
Schedule of computation of basic and diluted earnings per share

	Three months ended
	June 30, 2012	June 30, 2011
	(in thousands)
Numerator:
Net income/(Loss)	$8,966	$(231)

Denominator (number of shares):
Basic and diluted weighted average common shares outstanding	109,611	108,975

	Six months ended
	June 30, 2012	June 30, 2011
	(in thousands)
Numerator:
Net income	$18,308	$5,212

Denominator (number of shares):
Basic and diluted weighted average common shares outstanding	109,608	108,794

Basis of Presentation and General Information (Details) (USD $) In Millions, except Share data, unless otherwise specified	Jun. 30, 2012 item	Dec. 31, 2011	Jun. 30, 2012 Honour item	Jun. 30, 2012 Hope item	Jun. 30, 2012 Komodo item	Jun. 30, 2012 Kalamata item	Jun. 30, 2012 Elbe item	Jun. 30, 2012 SCI Pride item	Jun. 30, 2012 Henry item	Jun. 30, 2012 Independence item	Jun. 30, 2012 Lotus item	Jun. 30, 2012 Hyundai Duke item	Jun. 30, 2012 Hyundai Commodore item	Jun. 30, 2012 Deva item	Jun. 30, 2012 Derby D item	Jun. 30, 2012 CSCL Europe item	Jun. 30, 2012 CSCL America item	Jun. 30, 2012 Hyundai Federal item	Jun. 30, 2012 CSCL Pusan item	Jun. 30, 2012 CSCL Le Havre item	Jun. 30, 2012 Marathonas item	Jun. 30, 2012 Messologi item	Jun. 30, 2012 Mytilini item	Jun. 30, 2012 SNL Colombo item	Jun. 30, 2012 YM Seattle item	Jun. 30, 2012 Hyundai Vladivostok item	Jun. 30, 2012 Hyundai Advance item	Jun. 30, 2012 Hyundai Stride item	Jun. 30, 2012 Hyundai Future item	Jun. 30, 2012 Hyundai Sprinter item	Jun. 30, 2012 YM Singapore item	Jun. 30, 2012 YM Vancouver item	Jun. 30, 2012 Hyundai Highway item	Jun. 30, 2012 Hyundai Progress item	Jun. 30, 2012 Hyundai Bridge item	Jun. 30, 2012 Zim Rio Grande item	Jun. 30, 2012 Zim Sao Paolo item	Jun. 30, 2012 Zim Kingston item	Jun. 30, 2012 Zim Monaco item	Jun. 30, 2012 Zim Dalian item	Jun. 30, 2012 Zim Luanda item	Jun. 30, 2012 CMA CGM Moliere, Musset, Nerval, Rabelais and Racine	Jun. 30, 2012 CMA CGM Moliere item	Jun. 30, 2012 CMA CGM Musset item	Jun. 30, 2012 CMA CGM Nerval item	Jun. 30, 2012 CMA CGM Rabelais item	Jun. 30, 2012 CMA CGM Racine item	Jun. 30, 2012 YM Mandate item	Jun. 30, 2012 YM Maturity item	Jun. 30, 2012 Hanjin Buenos Aires item	Jun. 30, 2012 Hanjin Santos item	Jun. 30, 2012 Hanjin Versailles item	Jun. 30, 2012 Hanjin Algeciras item	Jun. 30, 2012 Hanjin Constantza item	Jun. 30, 2012 Hanjin Germany item	Jun. 30, 2012 Hanjin Italy item	Jun. 30, 2012 Hanjin Greece item	Jun. 30, 2012 CMA CGM Attila item	Jun. 30, 2012 CMA CGM Tancredi item	Jun. 30, 2012 CMA CGM Bianca item	Jun. 30, 2012 CMA CGM Samson item	Jun. 30, 2012 CMA CGM Melisande item	Feb. 28, 2012 CMA CGM Melisande item	Jun. 30, 2012 Hyundai Together item	Feb. 16, 2012 Hyundai Together item	Jun. 30, 2012 Hyundai Tenacity item	Mar. 08, 2012 Hyundai Tenacity item	Jun. 30, 2012 Hyundai Smart item	May 03, 2012 Hyundai Smart item	Jun. 30, 2012 Hyundai Speed item	Jun. 07, 2012 Hyundai Speed item	Jun. 30, 2012 Hyundai Ambition item	Jun. 29, 2012 Hyundai Ambition item
Basis of Presentation and General Information
Common stock, authorized capital stock (in shares)	750,000,000	750,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized capital stock (in shares)	100,000,000	100,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Basis of Presentation and General Information
TEU	74,030		3,908	3,908	2,917	2,917	2,917	3,129	3,039	3,045	3,098	4,651	4,651	4,253	4,253	8,468	8,468	4,651	9,580	9,580	4,814	4,814	4,814	4,300	4,253	2,200	2,200	2,200	2,200	2,200	4,300	4,253	2,200	2,200	2,200	4,253	4,253	4,253	4,253	4,253	4,253		6,500	6,500	6,500	6,500	6,500	6,500	6,500	3,400	3,400	3,400	3,400	3,400	10,100	10,100	10,100	8,530	8,530	8,530	8,530	8,530	8,530	13,100	13,100	13,100	13,100	13,100	13,100	13,100	13,100	13,100	13,100
Period of charter term after which option to purchase vessel is available to charterer																																										8 years
Consideration for which vessel can be purchased by charterer																																										$ 78

Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Restricted cash
Total restricted cash	$ 3,250	$ 2,909
Retention account
Restricted cash
Total restricted cash	2,820	2,909
Retention account | Minimum
Restricted cash
Total restricted cash	2,800	2,900
Restricted deposits
Restricted cash
Total restricted cash	$ 430

Fixed assets, net (Details) (USD $)	Jun. 30, 2012 item	Dec. 31, 2011	Jun. 30, 2012 Vessel USDPerTon	Dec. 31, 2011 Vessel	Feb. 29, 2012 Hyundai Together	Jun. 30, 2012 Hyundai Together item	Feb. 16, 2012 Hyundai Together item	Feb. 29, 2012 CMA CGM Melisande	Jun. 30, 2012 CMA CGM Melisande item	Feb. 28, 2012 CMA CGM Melisande item	Mar. 31, 2012 Hyundai Tenacity	Jun. 30, 2012 Hyundai Tenacity item	Mar. 08, 2012 Hyundai Tenacity item	May 31, 2012 Hyundai Smart	Jun. 30, 2012 Hyundai Smart item	May 03, 2012 Hyundai Smart item	Jun. 30, 2012 Hyundai Speed item	Jun. 07, 2012 Hyundai Speed item	Jun. 30, 2012 Hyundai Ambition item	Jun. 29, 2012 Hyundai Ambition item	Apr. 27, 2012 Montreal (ex Hanjin Montreal)
Vessel Cost
Balance at the beginning of the period			$ 3,703,782,000	$ 2,629,136,000
Additions			1,022,412,000	1,074,646,000	168,500,000			117,500,000			168,500,000			168,500,000			168,500,000		168,500,000
Disposal			(20,607,000)
Balance at the end of the period			4,705,587,000	3,703,782,000
Accumulated Depreciation
Balance at the beginning of the period			(461,831,000)	(355,653,000)
Additions			(66,907,000)	(106,178,000)
Disposal			15,802,000
Balance at the end of the period			(512,936,000)	(461,831,000)
Net Book Value
Balance at the beginning of the period	4,192,651,000	3,241,951,000	3,241,951,000	2,273,483,000
Additions			955,505,000	968,468,000
Disposal			(4,805,000)
Balance at the end of the period	4,192,651,000	3,241,951,000	4,192,651,000	3,241,951,000
Other disclosures
TEU	74,030					13,100	13,100		8,530	8,530		13,100	13,100		13,100	13,100	13,100	13,100	13,100	13,100
Period of charter					12 years			12 years			12 years			12 years			12 years		12 years
Net sale consideration																					5,600,000
Residual value of the fleet			$ 432,200,000	$ 361,500,000
Average life of scrap considered to calculate residual value of vessel, one			10 years
Average life of scrap considered to calculate residual value of vessel, two			5 years
Scrap value per ton (in dollars per ton)			300

Advances for Vessels under Construction (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Advances for Vessels under Construction
Advance payments for vessels		$ 196,730
Progress payments for vessels		288,091
Capitalized interest		39,465
Total		524,286
Advances for Vessels
Balance at the beginning of the period	524,286	904,421
Additions	497,661	693,030
Transfer to vessels' cost	(1,021,947)	(1,073,165)
Balance at the end of the period		$ 524,286

Deferred Charges, net (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Changes in deferred charges, net
Balance at the beginning of the period	$ 99,711	$ 24,692
Additions	4,300	90,519
Amortization	(9,244)	(15,500)
Balance at the end of the period	94,767	99,711
Period of amortization for deferred costs	2 years 6 months
Drydocking and Special Survey Costs
Changes in deferred charges, net
Balance at the beginning of the period	6,431	5,013
Additions	4,158	7,218
Amortization	(2,614)	(5,800)
Balance at the end of the period	7,975	6,431
Finance and other Costs
Changes in deferred charges, net
Balance at the beginning of the period	93,280	19,679
Additions	142	83,301
Amortization	(6,630)	(9,700)
Balance at the end of the period	$ 86,792	$ 93,280

Other Non-current Assets (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Oct. 30, 2009 ZIM item	Jun. 30, 2012 ZIM
Other Non-current Assets
Fair value of swaps	$ 3,534	$ 3,964
Notes receivable from ZIM	28,627	23,538
Other non-current assets	1,380	1,363
Total	$ 33,541	$ 28,865
Other Non-current Assets
Number of charterers whose charterparties were revised			1
Number of vessels whose charterparties were revised			6
Reduction in cash settlement (as a percent)			17.50%
Accrued interest rate on CENs (as a percent)				6.00%

Accrued Liabilities (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accrued Liabilities
Accrued payroll	$ 1,162,000	$ 1,109,000
Accrued interest	12,914,000	10,543,000
Accrued expenses	25,251,000	24,465,000
Total	39,327,000	36,117,000
Accrued realized losses on cash flow interest rate swaps	18,200,000	18,500,000
Other accruals	$ 7,100,000	$ 6,000,000

Other Current and Long-term Liabilities (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Other current liabilities
Fair value of swaps	$ 113,149,000	$ 120,623,000
Other long-term liabilities
Fair value of swaps	256,593,000	291,829,000
Other long-term liabilities	8,455,000	7,471,000
Total	265,048,000	299,300,000
Deferred fee accrued pursuant to the Bank Agreement	$ 4,800,000	$ 4,700,000

Long-Term Debt (Details) (USD $)	1 Months Ended			6 Months Ended																															6 Months Ended
	Mar. 31, 2011	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Bank agreement	Jun. 30, 2012 New Credit Facility	Jun. 30, 2012 New Credit Facility Bank agreement	Jun. 30, 2012 Hyundai Samho vendor financing	Dec. 31, 2011 Hyundai Samho vendor financing	Jun. 30, 2012 The Royal Bank of Scotland Previously Existing Credit Facilities	Dec. 31, 2011 The Royal Bank of Scotland Previously Existing Credit Facilities	Jun. 30, 2012 The Royal Bank of Scotland New Credit Facility	Dec. 31, 2011 The Royal Bank of Scotland New Credit Facility	Jun. 30, 2012 HSH Nordbank Previously Existing Credit Facilities	Dec. 31, 2011 HSH Nordbank Previously Existing Credit Facilities	Jun. 30, 2012 The Export-Import Bank of Korea (KEXIM) Previously Existing Credit Facilities	Dec. 31, 2011 The Export-Import Bank of Korea (KEXIM) Previously Existing Credit Facilities	Jun. 30, 2012 The Export-Import Bank of Korea & ABN Amro Previously Existing Credit Facilities	Dec. 31, 2011 The Export-Import Bank of Korea & ABN Amro Previously Existing Credit Facilities	Jun. 30, 2012 Deutsche Bank Previously Existing Credit Facilities	Dec. 31, 2011 Deutsche Bank Previously Existing Credit Facilities	Jun. 30, 2012 Emporiki Bank of Greece Previously Existing Credit Facilities	Dec. 31, 2011 Emporiki Bank of Greece Previously Existing Credit Facilities	Jun. 30, 2012 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank Previously Existing Credit Facilities	Dec. 31, 2011 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank Previously Existing Credit Facilities	Jun. 30, 2012 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank New Credit Facility	Dec. 31, 2011 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank New Credit Facility	Jun. 30, 2012 Credit Suisse Previously Existing Credit Facilities	Dec. 31, 2011 Credit Suisse Previously Existing Credit Facilities	Jun. 30, 2012 ABN Amro-Lloyds TSB-National Bank of Greece Previously Existing Credit Facilities	Dec. 31, 2011 ABN Amro-Lloyds TSB-National Bank of Greece Previously Existing Credit Facilities	Jun. 30, 2012 ABN Amro-Lloyds TSB-National Bank of Greece New Credit Facility	Dec. 31, 2011 ABN Amro-Lloyds TSB-National Bank of Greece New Credit Facility	Jun. 30, 2012 Deutsche Schiffsbank-Credit Suisse-Emporiki Bank of Greece Previously Existing Credit Facilities	Dec. 31, 2011 Deutsche Schiffsbank-Credit Suisse-Emporiki Bank of Greece Previously Existing Credit Facilities	Jun. 30, 2012 Sinosure CEXIM-Citi-ABN Amro Credit Facility	Jun. 30, 2012 Sinosure CEXIM-Citi-ABN Amro Credit Facility New Credit Facility	Dec. 31, 2011 Sinosure CEXIM-Citi-ABN Amro Credit Facility New Credit Facility	Jun. 30, 2012 Club Facility New Credit Facility	Dec. 31, 2011 Club Facility New Credit Facility	Jun. 30, 2012 Citi-Eurobank New Credit Facility
Long-Term Debt
Long-term debt		$ 3,241,967,000	$ 3,002,247,000				$ 190,000,000		$ 686,800,000	$ 663,300,000	$ 100,000,000	$ 57,200,000	$ 35,000,000	$ 35,000,000	$ 44,495,000	$ 49,679,000	$ 84,984,000	$ 90,609,000	$ 180,000,000	$ 180,000,000	$ 156,800,000	$ 156,800,000	$ 658,160,000	$ 664,325,000	$ 123,750,000	$ 70,250,000	$ 221,100,000	$ 221,100,000	$ 253,200,000	$ 253,200,000	$ 37,100,000	$ 37,100,000	$ 298,500,000	$ 298,500,000		$ 193,230,000	$ 203,400,000	$ 83,900,000	$ 16,780,000	$ 80,000,000
Current portion		70,461,000	41,959,000						202,000		1,911,000		2,038,000		10,369,000	10,369,000	11,250,000	11,250,000	1,053,000		2,191,000				7,207,000		2,371,000		2,334,000		2,800,000		4,117,000			20,340,000	20,340,000			2,278,000
Long-term portion		3,171,506,000	2,960,288,000						686,598,000	663,300,000	98,089,000	57,200,000	32,962,000	35,000,000	34,126,000	39,310,000	73,734,000	79,359,000	178,947,000	180,000,000	154,609,000	156,800,000	658,160,000	664,325,000	116,543,000	70,250,000	218,729,000	221,100,000	250,866,000	253,200,000	34,300,000	37,100,000	294,383,000	298,500,000		172,890,000	183,060,000	83,900,000	16,780,000	77,722,000
Comprehensive Financing Plan exit fee accrued		2,505,000	1,592,000
Fair value hedged debt		2,443,000	3,412,000
Hyundai Samho Vendor Financing
Balance at the end of the period							190,000,000	65,145,000
Current portion		39,551,000	10,857,000				39,551,000	10,857,000
Long-term portion		150,449,000	54,288,000				150,449,000	54,288,000
Fixed principal repayments
June 30, 2013		61,440,000
June 30, 2014		129,274,000
June 30, 2015		142,861,000
June 30, 2016		168,810,000
June 30, 2017		185,475,000
June 30, 2018 and thereafter		407,289,000
Total long-term debt, fixed principal repayments		1,095,149,000				786,956,945
Variable principal payments
June 30, 2013		9,021,000
June 30, 2014		31,779,000
June 30, 2015		42,674,000
June 30, 2016		111,926,000
June 30, 2017		194,544,000
June 30, 2018 and thereafter		271,118,000
Total long-term debt, variable principal payments		661,062,000
Final Payment due on December 31, 2018		1,480,808,000
Payment due by period ended
June 30, 2013		70,461,000					39,551,000
June 30, 2014		161,053,000					57,388,000
June 30, 2015		185,535,000					57,388,000
June 30, 2016		280,736,000					35,673,000
June 30, 2017		380,019,000
June 30, 2018 and thereafter		2,159,215,000
Total long-term debt		3,237,019,000
Increase in interest rate margin (as a percent)		0.50%
New debt financing subject to bank agreement	425,000,000
Variable rate basis				LIBOR	LIBOR																														LIBOR
Interest rate added to variable rate basis (as a percent)				1.85%	1.85%																														2.85%
Amendment fee accrued under other long-term liabilities				5,000,000
Fee payable on failure in making payment with equity proceeds by December 31, 2013				10,000,000
Minimum aggregate amount to be repaid with equity proceeds under the New Credit Facilities						$ 150,000,000

Long-Term Debt (Details 2) (USD $)	6 Months Ended
Jun. 30, 2012
Quarterly principal payments in fixed amounts
Total long-term debt, fixed principal repayments	$ 1,095,149,000
Period of early payment of fixed principal installments of which option is available	3 months
Accumulated unrestricted cash and cash equivalents used in determining amount of prepayment	50,000,000
Percentage of consolidated debt used in determining amount of prepayment	2.00%
Percentage of relevant budget upto which operating expenses and allocated general and administrative expenses per vessel cannot exceed	20.00%
Percentage of the first specified value of net equity proceeds equal to which additional prepayments are required	50.00%
Net equity proceeds used for determining additional prepayments	300,000,000
Net equity proceeds kept as condition to the Bank Agreement occurred in August 2010	200,000,000
Percentage of additional net equity proceeds equal to which additional prepayments are required to be made	25.00%
Minimum period considered for determining use of retained equity proceeds for prepayment	12 months
Voting interest owned in outstanding capital stock by Dr. Coustas and his family members, qualified for change of control (as a Percent)	0.33
Voting interest owned by any person or group in outstanding capital stock, qualified for change of control (as a percent)	20.00%
Percentage of actual free cash flow equal to variable payment and fixed principal payment until the earlier of May 15, 2015 and the maximum consolidated net leverage ratio	92.50%
Maximum consolidated net leverage ratio	6
Percentage of actual free cash flow equal to variable payment and fixed principal payment thereafter, until maturity	89.50%
Bank agreement | New Credit Facility
Quarterly principal payments in fixed amounts
2013	62,130,667
2014	91,809,772
2015	113,358,679
2016	143,379,164
2017	148,839,796
2018	227,438,867
Total long-term debt, fixed principal repayments	786,956,945
Bank agreement | New Credit Facility | February 15
Quarterly principal payments in fixed amounts
2014	22,722,970
2015	26,736,647
2016	30,972,971
2017	44,938,592
2018	34,152,011
Bank agreement | New Credit Facility | May 15
Quarterly principal payments in fixed amounts
2013	19,481,395
2014	21,942,530
2015	27,021,750
2016	36,278,082
2017	36,690,791
2018	37,585,306
Bank agreement | New Credit Facility | August 15
Quarterly principal payments in fixed amounts
2013	21,167,103
2014	22,490,232
2015	25,541,180
2016	32,275,598
2017	35,338,304
2018	44,398,658
Bank agreement | New Credit Facility | November 15
Quarterly principal payments in fixed amounts
2013	21,482,169
2014	24,654,040
2015	34,059,102
2016	43,852,513
2017	31,872,109
2018	45,333,618
Bank agreement | New Credit Facility | December 31
Quarterly principal payments in fixed amounts
2018	$ 65,969,274

Long-Term Debt (Details 3) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2012
KEXIM
Covenants and Events of Default
Collateral coverage covenant (as a percent)	130.00%
Bank agreement
Covenants and Events of Default
Number of vessels collateralizing new credit facilities	9
Ratio of market value of vessels collateralizing the credit facilities, plus net realizable value of additional collateral, to aggregate debt outstanding (as a percent)	100.00%
Free consolidated unrestricted cash and cash equivalents required to be maintained for each calendar quarter excluding current year	30
Period for which a ratio of consolidated indebtedness to consolidated EBITDA is required to be maintained under financial covenants	12 months
Period for which a ratio of consolidated EBITDA to net interest expense is required to be maintained under financial covenants	12 months
Ratio of consolidated EBITDA to net interest expense	1.5
Ratio of consolidated EBITDA to net interest expense after gradual increase	2.8
Period for which consolidated net leverage ratio is required to be maintained under financial covenants to pay cash dividends or repurchase shares	1 year
Period for which a ratio of aggregate market value of vessels to outstanding indebtedness is required to be maintained under financial covenants to pay cash dividends or repurchase shares	1 year
Bank agreement | Minimum
Covenants and Events of Default
Ratio of market value of vessels, on a charter-inclusive basis, plus net realizable value of additional collateral to consolidated total debt (as a percent)	90.00%
Free consolidated unrestricted cash and cash equivalents for current year	20
Ratio of consolidated total debt less unrestricted cash and cash equivalents to consolidated EBITDA	12
Consolidated market value of adjusted net worth	400
Required duration of vessel's charter at the time of valuation	12 months
Ratio of aggregate market value of vessels to outstanding indebtedness required to pay cash dividends or repurchase shares (as a percent)	1.25
Bank agreement | Maximum
Covenants and Events of Default
Ratio of market value of vessels, on a charter-inclusive basis, plus net realizable value of additional collateral to consolidated total debt (as a percent)	130.00%
Percentage of non-recurring items excluded from calculation of EBITDA, based on EBITDA calculated in the manner as prescribed	5.00%
Ratio of consolidated total debt less unrestricted cash and cash equivalents to consolidated EBITDA	4.75
Consolidated net leverage ratio to pay cash dividends or repurchase shares	6

Long-Term Debt (Details 4) (USD $) In Millions, unless otherwise specified	6 Months Ended												6 Months Ended		6 Months Ended
	Jun. 30, 2012 New Credit Facilities	Jun. 30, 2012 Hyundai Samho vendor financing item	Jan. 24, 2011 HSH	Jun. 30, 2012 HSH New Credit Facilities	Jan. 24, 2011 HSH New Credit Facilities	Jun. 30, 2012 RBS New Credit Facilities	Jan. 24, 2011 RBS New Credit Facilities	Jan. 24, 2011 ABN Amro and lenders New Credit Facilities	Jun. 30, 2012 Club Facility New Credit Facilities	Jan. 24, 2011 Club Facility New Credit Facilities	Jun. 30, 2012 Citibank and Eurobank New Credit Facilities	Jan. 24, 2011 Citibank and Eurobank New Credit Facilities	Jun. 30, 2012 Sinosure CEXIM-Citi-ABN Amro	Feb. 21, 2011 Sinosure CEXIM-Citi-ABN Amro item	Jun. 30, 2012 Sinosure CEXIM-Citi-ABN Amro Minimum	Jun. 30, 2012 Sinosure CEXIM-Citi-ABN Amro Maximum	Jun. 30, 2012 Sinosure CEXIM-Citi-ABN Amro New Credit Facilities
New term loan credit facilities
Maximum borrowing capacity under credit facility					$ 123.8		$ 100	$ 37.1		$ 83.9		$ 80
Principal commitment already drawn	424.8		23.75	123.8		100			83.9		80		193.2				193.2
Maximum number of days after scheduled delivery date during which delivery of vessel can be made	240 days
Variable rate basis	LIBOR												LIBOR
Interest rate margin (as a percent)	1.85%												2.85%
Interest rate margin if outstanding indebtedness exceeds $276 million (as a percent)	2.50%
Minimum outstanding indebtedness under credit facility if interest rate margin is 2.50%	276
Interest rate margin if outstanding indebtedness exceeds $326 million (as a percent)	3.00%
Minimum outstanding indebtedness under credit facility if interest rate margin is 3.00%	326
Interest rate margin if outstanding indebtedness exceeds $376 million (as a percent)	3.50%
Minimum outstanding indebtedness under credit facility if interest rate margin is 3.50%	376
Number of tranches which comprise the credit facility														3
Amount of each tranche, which comprises the credit facility, option one														67.8
Amount of each tranche equal to a percentage of contract price for newbuilding vessels securing such tranche														60.00%
Period of repayment of principal in semi-annual installments													10 years
Ratio of total net debt to adjusted total consolidated assets (as a percent)																70.00%
Ratio of market value of vessel collateralizing a tranche of facility to debt outstanding under such tranche (as a percent)													125.00%
Free consolidated unrestricted cash and cash equivalents, option one													30
Percentage of consolidated total debt equal to which free consolidated unrestricted cash and cash equivalents are to be maintained, option two															2.00%
Period for which a ratio of consolidated EBITDA to net interest expense is required to be maintained under financial covenants													12 months
Ratio of consolidated EBITDA to net interest expense															2.5
Consolidated market value of adjusted net worth															400
Required duration of vessel's charter at the time of valuation															6 months
Consolidated net leverage ratio to pay cash dividends or repurchase shares																6
Number of consecutive quarters for which consolidated net leverage ratio is required to be maintained under financial covenants to pay cash dividends or repurchase shares													1 year
Ratio of aggregate market value of vessels to outstanding indebtedness required to pay cash dividends or repurchase shares (as a percent)															1.25
Number of consecutive quarters for which a ratio of aggregate market value of vessels to outstanding indebtedness is required to be maintained under financial covenants to pay cash dividends or repurchase shares													1 year
Number of newbuilding containerships financed		8
Fixed interest rate (as a percent)		8.00%
Number of consecutive semi-annual installments in case of three newbuilding vessels		6
Number of newbuilding vessels for which principal is to be repaid in six consecutive semi-annual installments		3
Period of commencement of repayment of principal, in case of three newbuilding vessels		1 year 6 months
Number of consecutive semi-annual installments in case of five newbuilding vessels		7
Period of commencement of repayment of principal, in case of five newbuilding vessels		1 year
Number of newbuilding vessels for which principal is to be repaid in seven consecutive semi-annual installments		5
Undrawn funds available

Long-Term Debt (Details 5) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 New Credit Facilities	Jun. 30, 2012 The Royal Bank of Scotland Previously Existing Credit Facilities	Jun. 30, 2012 The Royal Bank of Scotland New Credit Facilities	Jan. 24, 2011 Aegean Baltic Bank HSH Nordbank Piraeus Bank	Jun. 30, 2012 Aegean Baltic Bank HSH Nordbank Piraeus Bank Previously Existing Credit Facilities	Jun. 30, 2012 Aegean Baltic Bank HSH Nordbank Piraeus Bank New Credit Facilities	Jun. 30, 2012 Emporiki Bank of Greece S.A Previously Existing Credit Facilities	Jun. 30, 2012 Deutsche Bank Previously Existing Credit Facilities	Jun. 30, 2012 Credit Suisse Previously Existing Credit Facilities	Jun. 30, 2012 ABN Amro Lloyds TSB National Bank of Greece Previously Existing Credit Facilities	Jun. 30, 2012 Deutsche Schiffsbank Credit Suisse Emporiki Bank Previously Existing Credit Facilities	Jun. 30, 2012 HSH Nordbank Previously Existing Credit Facilities	Jun. 30, 2012 KEXIM Previously Existing Credit Facilities	Jun. 30, 2012 KEXIM ABN Amro Previously Existing Credit Facilities	Jun. 30, 2012 ABN Amro Club Facility New Credit Facilities	Jun. 30, 2012 Club Facility New Credit Facilities	Jun. 30, 2012 Citi-Eurobank New Credit Facilities	Jun. 30, 2012 Sinosure CEXIM-Citi-ABN Amro	Jun. 30, 2012 Sinosure CEXIM-Citi-ABN Amro New Credit Facilities	Jun. 30, 2012 Hyundai Samho Vendor New Credit Facilities
Long-Term Debt.
Aggregate exit fee payable on the common maturity date	$ 15,000,000
Exit fee recognized in long-term debt, net of current portion	2,505,000	1,592,000
Credit Facilities Summary Table
Outstanding Principal Amount			$ 424,800,000	$ 686,800,000	$ 100,000,000	$ 23,750,000	$ 658,200,000	$ 123,800,000	$ 156,800,000	$ 180,000,000	$ 221,100,000	$ 253,200,000	$ 298,500,000	$ 35,000,000	$ 44,500,000	$ 85,000,000	$ 37,100,000	$ 83,900,000	$ 80,000,000	$ 193,200,000	$ 193,200,000	$ 190,000,000

Financial Instruments (Details) (USD $)	3 Months Ended		6 Months Ended				3 Months Ended		6 Months Ended				6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended			6 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Interest rate swap contracts	Dec. 31, 2011 Interest rate swap contracts	Jun. 30, 2012 Cash Flow Hedges Interest rate swap contracts item	Jun. 30, 2011 Cash Flow Hedges Interest rate swap contracts	Jun. 30, 2012 Cash Flow Hedges Interest rate swap contracts item	Jun. 30, 2011 Cash Flow Hedges Interest rate swap contracts	Jun. 30, 2012 Designated as hedging instruments Interest rate swap contracts	Dec. 31, 2011 Designated as hedging instruments Interest rate swap contracts	Jun. 30, 2012 Designated as hedging instruments RBS Interest rate swap contracts 5.07% p.a.	Dec. 31, 2011 Designated as hedging instruments RBS Interest rate swap contracts 5.07% p.a.	Jun. 30, 2012 Designated as hedging instruments RBS Interest rate swap contracts 4.922% p.a.	Dec. 31, 2011 Designated as hedging instruments RBS Interest rate swap contracts 4.922% p.a.	Jun. 30, 2012 Designated as hedging instruments RBS Interest rate swap contracts 4.855% p.a.	Dec. 31, 2011 Designated as hedging instruments RBS Interest rate swap contracts 4.855% p.a.	Jun. 30, 2012 Designated as hedging instruments RBS Interest rate swap contracts 4.875% p.a.	Dec. 31, 2011 Designated as hedging instruments RBS Interest rate swap contracts 4.875% p.a.	Jun. 30, 2012 Designated as hedging instruments RBS Interest rate swap contracts 4.78% p.a.	Dec. 31, 2011 Designated as hedging instruments RBS Interest rate swap contracts 4.78% p.a.	Jun. 30, 2012 Designated as hedging instruments RBS Interest rate swap contracts 4.745% p.a.	Dec. 31, 2011 Designated as hedging instruments RBS Interest rate swap contracts 4.745% p.a.	Jun. 30, 2012 Designated as hedging instruments RBS Interest rate swap contracts 4.9775% p.a.	Dec. 31, 2011 Designated as hedging instruments RBS Interest rate swap contracts 4.9775% p.a.	Jun. 30, 2012 Designated as hedging instruments RBS Interest rate swap contracts 5.07% p.a.	Dec. 31, 2011 Designated as hedging instruments RBS Interest rate swap contracts 5.07% p.a.	Jun. 30, 2012 Designated as hedging instruments RBS Interest rate swap contracts 5.12% p.a.	Dec. 31, 2011 Designated as hedging instruments RBS Interest rate swap contracts 5.12% p.a.	Jun. 30, 2012 Designated as hedging instruments HSH Nordbank Interest rate swap contracts 4.855% p.a.	Dec. 31, 2011 Designated as hedging instruments HSH Nordbank Interest rate swap contracts 4.855% p.a.	Jun. 30, 2012 Designated as hedging instruments CITI Interest rate swap contracts 5.124% p.a.	Dec. 31, 2011 Designated as hedging instruments CITI Interest rate swap contracts 5.124% p.a.	Jun. 30, 2012 Designated as hedging instruments CITI Interest rate swap contracts 5.1775% p.a.	Dec. 31, 2011 Designated as hedging instruments CITI Interest rate swap contracts 5.1775% p.a.	Jun. 30, 2012 Designated as hedging instruments CITI Interest rate swap contracts 4.9975% p.a.	Dec. 31, 2011 Designated as hedging instruments CITI Interest rate swap contracts 4.9975% p.a.	Jun. 30, 2012 Designated as hedging instruments CITI Interest rate swap contracts 5.1% p.a.	Dec. 31, 2011 Designated as hedging instruments CITI Interest rate swap contracts 5.1% p.a.	Jun. 30, 2012 Designated as hedging instruments CITI Interest rate swap contracts 4.98% p.a.	Dec. 31, 2011 Designated as hedging instruments CITI Interest rate swap contracts 4.98% p.a.	Jun. 30, 2012 Designated as hedging instruments Eurobank Interest rate swap contracts 4.8125% p.a.	Dec. 31, 2011 Designated as hedging instruments Eurobank Interest rate swap contracts 4.8125% p.a.	Jun. 30, 2012 Not designated as hedging instruments Interest rate swap contracts	Jun. 30, 2011 Not designated as hedging instruments Interest rate swap contracts	Dec. 31, 2011 Not designated as hedging instruments Interest rate swap contracts	Jun. 30, 2012 Not designated as hedging instruments CITI Interest rate swap contracts 4.695% p.a.	Dec. 31, 2011 Not designated as hedging instruments CITI Interest rate swap contracts 4.695% p.a.	Jun. 30, 2012 Not designated as hedging instruments Eurobank Interest rate swap contracts 4.755% p.a.	Dec. 31, 2011 Not designated as hedging instruments Eurobank Interest rate swap contracts 4.755% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date													$ 200,000,000		$ 200,000,000		$ 100,000,000		$ 100,000,000		$ 100,000,000		$ 500,000,000		$ 200,000,000		$ 100,000,000		$ 100,000,000		$ 400,000,000		$ 200,000,000		$ 200,000,000		$ 250,000,000		$ 250,000,000		$ 100,000,000		$ 200,000,000					$ 200,000,000		$ 200,000,000
Fixed Rate (Danaos pays) (as a percent)													5.07%		4.92%		4.86%		4.88%		4.78%		4.75%		4.98%		5.07%		5.12%		4.86%		5.12%		5.18%		5.00%		5.10%		4.98%		4.81%					4.70%		4.76%
Floating Rate (Danaos receives) (as a percent)													USD LIBOR 3M BBA		USD LIBOR 3M BBA		USD LIBOR 3M BBA		USD LIBOR 3M BBA		USD LIBOR 3M BBA		USD LIBOR 3M BBA		USD LIBOR 3M BBA		USD LIBOR 3M BBA		USD LIBOR 3M BBA		USD LIBOR 3M BBA		USD LIBOR 3M BBA		USD LIBOR 3M BBA		USD LIBOR 3M BBA		USD LIBOR 3M BBA		USD LIBOR 3M BBA		USD LIBOR 3M BBA					USD LIBOR 3M BBA		USD LIBOR 3M BBA
Fair Value					(369,742,000)	(412,452,000)					(316,321,000)	(356,857,000)	(24,462,000)	(26,764,000)	(15,290,000)	(18,532,000)	(6,227,000)	(7,923,000)	(6,256,000)	(7,962,000)	(6,119,000)	(7,779,000)	(7,361,000)	(17,277,000)	(19,743,000)	(22,604,000)	(15,062,000)	(15,664,000)	(15,190,000)	(15,826,000)	(42,208,000)	(47,139,000)	(25,506,000)	(27,730,000)	(25,878,000)	(28,143,000)	(26,027,000)	(29,468,000)	(37,448,000)	(39,092,000)	(14,831,000)	(15,370,000)	(28,713,000)	(29,584,000)	(53,421,000)		(55,595,000)	(29,100,000)	(29,579,000)	(24,321,000)	(26,016,000)
Hedge ineffectiveness gains									1,800,000	12,400,000
Unrealized gains (loss) related to fair value changes (not qualifying for hedge accounting)																																													2,200,000	(5,800,000)
Deferred realized losses reclassified from accumulated OCI into income										200,000
Change in fair value									42,700,000	9,200,000
Effect of cash flow interest rate swap hedges on results
Total realized losses							(40,400,000)	(40,600,000)	(80,400,000)	(79,200,000)
Realized losses deferred in Other Comprehensive Loss							2,200,000	8,000,000	7,000,000	17,900,000
Realized losses expensed in condensed consolidated Statements of Income							(38,200,000)	(32,600,000)	(73,400,000)	(61,300,000)
Amortization of deferred realized losses							(800,000)	(400,000)	(1,500,000)	(600,000)
Unrealized gains/(losses)			4,556,000	7,066,000			1,300,000	(3,300,000)	4,000,000	6,400,000
Unrealized and realized losses on interest rate swaps	(36,997,000)	(35,394,000)	(69,489,000)	(53,683,000)			(37,700,000)	(36,300,000)	(70,900,000)	(55,500,000)
Number of new buildings cancelled which resulted in over-hedging position							3		3
Realized losses attributable to over-hedging position									$ 12,600,000	$ 19,900,000

Financial Instruments (Details 2) (USD $)	3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended				6 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Fair Value Hedges Interest rate swap contracts	Jun. 30, 2011 Fair Value Hedges Interest rate swap contracts	Jun. 30, 2012 Fair Value Hedges Interest rate swap contracts	Jun. 30, 2011 Fair Value Hedges Interest rate swap contracts	Jun. 30, 2012 Fair Value Hedges RBS Interest rate swap contracts	Dec. 31, 2011 Fair Value Hedges RBS Interest rate swap contracts	Jun. 30, 2012 Fair Value Hedges RBS Interest rate swap contracts Effective Date 12/15/2004	Dec. 31, 2011 Fair Value Hedges RBS Interest rate swap contracts Effective Date 12/15/2004	Jun. 30, 2012 Fair Value Hedges RBS Interest rate swap contracts Effective Date 11/17/2004	Dec. 31, 2011 Fair Value Hedges RBS Interest rate swap contracts Effective Date 11/17/2004
Fair Value Interest Rate Swap Hedges
Notional Amount on Effective Date											$ 60,528,000		$ 62,342,000
Fixed Rate (Danaos receives) (as a percent)											5.01%		5.01%
Floating rate (Danaos pays)											USD LIBOR 3M BBA		USD LIBOR 3M BBA
Margin spread on variable rate (Danaos pays) (as a percent)											0.84%		0.86%
Fair Value									3,534,000	3,964,000	1,699,000	1,917,000	1,835,000	2,047,000
Fair value change of interest rate swaps							400,000
Fair value change of underlying hedged debt			4,556,000	7,066,000			900,000
Net ineffectiveness gain							500,000
Effect of fair value interest rate swap hedges on results
Unrealized gains/(losses) on swap asset					(200,000)	300,000	(400,000)	(300,000)
Unrealized gains/(losses) on fair value of hedged debt					300,000	(100,000)	600,000	600,000
Amortization of fair value of hedged debt					200,000	200,000	300,000	400,000
Realized gains					400,000	500,000	900,000	1,100,000
Unrealized and realized losses on interest rate swaps	$ (36,997,000)	$ (35,394,000)	$ (69,489,000)	$ (53,683,000)	$ 700,000	$ 900,000	$ 1,400,000	$ 1,800,000

Financial Instruments (Details 3) (Interest rate swap contracts, USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Liabilities
Fair value of liabilities	$ 369,742	$ 412,452
Recurring basis | Total
Assets
Fair value of assets	3,534	3,964
Liabilities
Fair value of liabilities	369,742	412,452
Recurring basis | (Level II)
Assets
Fair value of assets	3,534	3,964
Liabilities
Fair value of liabilities	$ 369,742	$ 412,452

Financial Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Financial Instruments
Restricted cash, including current portion	$ 2,820	$ 2,909
Book Value
Financial Instruments
Cash and cash equivalents	47,218	51,362
Restricted cash, including current portion	3,250	2,909
Accounts receivable, net	5,439	4,176
Notes receivable from ZIM	28,627	23,538
Accounts payable	19,251	15,144
Long-term debt, including current portion	3,241,967	3,002,247
Vendor financing, including current portion	190,000	65,145
Fair Value
Financial Instruments
Cash and cash equivalents	47,218	51,362
Restricted cash, including current portion	3,250	2,909
Accounts receivable, net	5,439	4,176
Notes receivable from ZIM	29,523	23,847
Accounts payable	19,251	15,144
Long-term debt, including current portion	3,241,967	3,002,247
Vendor financing, including current portion	$ 190,712	$ 65,034

Financial Instruments (Details 5) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Financial instruments not measured at fair value on a recurring basis
Restricted cash	$ 2,820	$ 2,909
Non-recurring basis | Total
Financial instruments not measured at fair value on a recurring basis
Cash and cash equivalents	47,218
Restricted cash	3,250
Notes receivable from ZIM	29,523
Long-term debt, including current portion	3,241,967
Vendor financing, including current portion	190,712
Non-recurring basis | (Level I)
Financial instruments not measured at fair value on a recurring basis
Cash and cash equivalents	47,218
Restricted cash	3,250
Non-recurring basis | (Level II)
Financial instruments not measured at fair value on a recurring basis
Notes receivable from ZIM	29,523
Long-term debt, including current portion	3,241,967
Vendor financing, including current portion	$ 190,712

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012 item
Commitments
TEU		74,030
Contract Price		$ 960,210
Outstanding commitment amount	482,452
CMA CGM Melisande
Commitments
TEU		8,530
Contract Price		117,500
Outstanding commitment amount	23,500
Hyundai Together
Commitments
TEU		13,100
Contract Price		168,542
Outstanding commitment amount	85,084
Hyundai Tenacity
Commitments
TEU		13,100
Contract Price		168,542
Outstanding commitment amount	85,084
Hyundai Smart
Commitments
TEU		13,100
Contract Price		168,542
Outstanding commitment amount	85,084
Hyundai Speed
Commitments
TEU		13,100
Contract Price		168,542
Outstanding commitment amount	101,850
Hyundai Ambition
Commitments
TEU		13,100
Contract Price		168,542
Outstanding commitment amount	$ 101,850

Commitments and Contingencies (Details 2) (GBP £) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended		6 Months Ended
	Nov. 30, 2010 Derivative complaint item	Dec. 31, 2007 Structured finance transaction	Dec. 31, 2004 Structured finance transaction item	Jun. 30, 2012 Structured finance transaction Claim for indemnification
Contingencies
Number of vessels in structured finance transaction entered by the entity			6
Number of vessels, then under construction, in structured finance transaction entered by the entity			2
Maximum indemnification percentage of resulting tax liabilities, plus tax gross-up payments in event Lloyds tax treatment of the transaction challenged by tax authorities		90.00%
Maximum indemnification claim if the litigation of any tax assessment were not successful				£ 72.8
Indemnification payment if the matter is resolved without litigation				£ 13
Number of members on board of directors named as defendants in complaint filed	7
Number of members on board of directors	8

Stockholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	3 Months Ended					1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2012 Less than	Jun. 30, 2012 Directors	Mar. 31, 2012 Directors	Mar. 31, 2012 First director receiving 50% of compensation in shares item	Mar. 31, 2012 Second director receiving 100% of compensation in shares item	Jun. 30, 2012 Third director receiving 50% of compensation in shares item	Dec. 31, 2011 Manager's employees	Mar. 31, 2012 Manager's employees	Dec. 31, 2012 Manager's employees
Stockholders' Equity
Shares granted to certain employees of the Manager							18,650
Expenses representing fair value of the stock granted recognized in General and Administrative Expenses							$ 0.1
New shares of common stock issued to employees for services			22,200					18,041
New shares of common stock to be issued to employees of the Manager for services									609
Number of directors who elected to receive their compensation in shares				1	1	1
Percentage of compensation elected to be received in shares				50.00%	100.00%
New shares of common stock distributed to directors		1,929	6,234
Amount reported in Additional Paid-in Capital	$ 0.1

Earnings/(Loss) per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Numerator:
Net income/(Loss)	$ 8,966	$ (231)	$ 18,308	$ 5,212
Denominator (number of shares):
Basic weighted average common shares outstanding	109,611	108,975	109,608	108,794
Diluted weighted average common shares outstanding	109,611	108,975	109,608	108,794

Sale of Vessel (Details) (Montreal (ex Hanjin Montreal), USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Apr. 27, 2012
Montreal (ex Hanjin Montreal)
Sale of Vessel
Net sale proceeds		$ 5.6
Net gain on sale		$ (0.8)
Life of disposed asset	28 years